United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/17

Date of Reporting Period: Six months ended 06/30/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2017
Share Class
Primary
Service

Federated Managed Tail Risk Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2017 through June 30, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2017, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Securities Sold Short	(3.2)%
Derivative Contracts—Short (notional value)[2]	(3.1)%
Domestic Equity Securities	38.5%
International Equity Securities	23.6%
U.S. Treasury Securities	8.9%
Domestic Fixed-Income Securities	3.8%
Trade Finance Agreements	4.8%
Asset-Backed Securities	0.3%
International Fixed-Income Securities	0.9%
Floating Rate Loan	0.4%
Non-Agency Mortgage-Backed Securities	0.4%
U.S. Government Agency Mortgage-Backed Securities	1.5%
Foreign Governments/Agencies	0.1%
Adjustment for Derivative Contracts (notional value)[2]	3.1%
Derivative Contracts[3,4]	0.0%
Other Security Types[5]	7.9%
Cash Equivalents[6]	8.9%
Other Assets and Liabilities—Net[7]	3.2%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Represents the notional value of S&P 500 futures contracts held by the Federated Prudent Bear Fund and Federated Absolute Return Fund.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Other Security Types consist of exchange-traded funds and purchased options.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2017 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANIES—78.9%[1]
52,479		Emerging Markets Core Fund	$531,092
1,618,184		Federated Absolute Return Fund, Institutional Shares	15,728,753
70,112		Federated Bank Loan Core Fund	709,537
696,811		Federated Clover Small Value Fund, Institutional Shares	19,280,746
867,489		Federated Equity Income Fund, Inc., Institutional Shares	20,620,211
202,249		Federated InterContinental Fund, Institutional Shares	10,328,844
708,016		Federated Intermediate Corporate Bond Fund, Institutional Shares	6,598,708
295,102		Federated International Leaders Fund, Class R6 Shares	10,054,135
2,655,412		Federated International Strategic Value Dividend Fund, Institutional Shares	9,957,796
640,604		Federated Kaufmann Large Cap Fund, Class R6 Shares	14,413,579
327,436		Federated Mortgage Core Portfolio	3,218,695
1,204,765		Federated Project and Trade Finance Core Fund	11,059,746
445,624		Federated Prudent Bear Fund, Institutional Shares	7,780,598
3,248,300		Federated Strategic Value Dividend Fund, Institutional Shares	20,431,809
985		Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	10,716
193,205		High Yield Bond Portfolio	1,246,169
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $157,564,643)	151,971,134
		CORPORATE BONDS—1.2%
$25,000		Abbott Laboratories, Sr. Unsecd. Note, 4.9%, 11/30/2046	27,742
30,000		ACE INA Holdings, Inc., 3.35%, 05/03/2026	30,722
25,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	26,565
150,000		American Honda Finance Co., Unsecd. Deb., Series MTN, 2.25%, 08/15/2019	151,327
60,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	63,392
75,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 06/15/2025	79,256
100,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	98,424
50,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 04/21/2025	50,717
20,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	20,122
100,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	103,525
30,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	30,374
100,000		Canadian Natural Resources Ltd., 3.900%, 02/01/2025	101,397
22,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	22,420
30,000		Comerica, Inc., 3.800%, 07/22/2026	30,398
50,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	54,125
50,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 03/15/2025	50,285
40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	42,270
70,000		Enterprise Products Operating, Sr. Unsecd. Note, 3.95%, 02/15/2027	72,502
70,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	69,826
70,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	69,902
50,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	52,660
20,000		Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.55%, 03/15/2046	22,000
40,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 01/15/2026	41,521
40,000	[2,3]	Liberty Mutual Group, Inc., 4.85%, Series 144A, 08/01/2044	43,141
70,000		Liberty Property LP, Sr. Unsecd. Note, 3.75%, 04/01/2025	71,252
40,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	42,868
50,000		National Rural Utilities, Sr. Sub., 5.250%, 04/20/2046	52,731
70,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	74,412
25,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	25,333
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
$40,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 03/15/2026	$40,351
100,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	100,809
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	51,674
10,000		Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	10,262
60,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	60,961
20,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	20,576
25,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	26,587
20,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	21,811
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	27,914
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	139,015
25,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	25,494
30,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	30,494
50,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.402%, 10/31/2023	50,926
90,000		Williams Partners LP, 4.900%, 01/15/2045	90,574
55,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	56,984
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,082,371)	2,375,641
		ASSET-BACKED SECURITIES—0.1%
150,000		American Express Credit Account Master Trust 2014-1, Class A, 1.529%, 12/15/2021	150,671
90,000	[2,3]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 2.374%, 09/27/2021	90,505
42,000	[2,3]	PFS Financing Corp., 2016-BA, Class A, 1.870%, 10/15/2021	41,838
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $281,999)	283,014
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
60,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 07/15/2049	60,194
95,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	91,964
50,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	51,193
150,000		Federal Home Loan Mortgage Corp., 2.566%, 09/25/2020	152,560
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%,12/15/2049	100,053
105,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	106,985
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $576,792)	562,949
		EXCHANGE-TRADED FUNDS—7.4%
71,621		iShares Dow Jones U.S. Real Estate Index Fund	5,713,207
60,040		iShares MSCI Emerging Market	2,485,056
415,175	[4]	PowerShares DB Commodity Index Tracking Fund	5,999,279
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $16,654,347)	14,197,542
		U.S. TREASURY—6.4%
$106,041		U.S. Treasury Inflation-Protected Bond, 0.750%, 02/15/2042	101,003
434,009		U.S. Treasury Inflation-Protected Bond, 0.750%, 02/15/2045	407,562
50,644		U.S. Treasury Inflation-Protected Bond, 0.875%, 02/15/2047	49,178
50,563		U.S. Treasury Inflation-Protected Bond, 1.000%, 02/15/2046	50,557
864,765		U.S. Treasury Inflation-Protected Bond, 1.375%, 02/15/2044	941,736
1,423,838		U.S. Treasury Inflation-Protected Bond, 1.750%, 01/15/2028	1,587,011
1,389,561		U.S. Treasury Inflation-Protected Bond, 2.000%, 01/15/2026	1,557,175
758,803		U.S. Treasury Inflation-Protected Bond, 2.375%, 01/15/2025	864,533
1,253,386		U.S. Treasury Inflation-Protected Note, 0.125%, 04/15/2018	1,249,283
457,303		U.S. Treasury Inflation-Protected Note, 0.125%, 04/15/2020	458,065
526,121		U.S. Treasury Inflation-Protected Note, 0.125%, 04/15/2021	525,394
189,046		U.S. Treasury Inflation-Protected Note, 0.125%, 01/15/2022	188,706
Semi-Annual Shareholder Report
3

Shares or Principal Amount		Value
	U.S. TREASURY—continued
$49,549	U.S. Treasury Inflation-Protected Note, 0.250%, 01/15/2025	$48,694
103,102	U.S. Treasury Inflation-Protected Note, 0.375%, 07/15/2025	102,394
177,130	U.S. Treasury Inflation-Protected Note, 0.375%, 01/15/2027	174,048
66,884	U.S. Treasury Inflation-Protected Note, 0.625%, 01/15/2026	67,332
1,017,482	U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 01/15/2024	1,032,311
340,149	U.S. Treasury Inflation-Protected Note, Series D-2018, 1.375%, 07/15/2018	345,724
1,695,133	U.S. Treasury Inflation-Protected Note, Series D-2020, 1.250%, 07/15/2020	1,766,806
3,089	U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 07/15/2024	3,035
521,725	U.S. Treasury Inflation-Protected Note, Series X-2019, 0.125%, 04/15/2019	522,076
100,000	United States Treasury Bond, 2.250%, 08/15/2046	88,177
1,000	United States Treasury Bond, 3.000%, 11/15/2044	1,033
3,000	United States Treasury Bond, 3.000%, 11/15/2045	3,095
215,000	United States Treasury Note, 1.875%, 04/30/2022	214,971
	TOTAL U.S. TREASURY (IDENTIFIED COST $12,547,897)	12,349,899
	REPURCHASE AGREEMENT—5.7%
10,978,000	Interest in $1,185,000,000 joint repurchase agreement 1.10%, dated 6/30/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,185,108,625 on 7/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,220,661,884.(IDENTIFIED COST $10,978,000)	10,978,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $200,686,049)[5]	192,718,179
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[6]	(33,310)
	TOTAL NET ASSETS—100%	$192,684,869
At June 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]United States Treasury Long Bond Long Futures	2	$307,375	September 2017	$27
[4]United States Treasury Ultra Bond Long Futures	8	$1,327,000	September 2017	$20,748
[4]United States Treasury Notes 2-Year Long Futures	20	$4,322,188	September 2017	$(5,754)
[4]United States Treasury Notes 5-Year Short Futures	19	$2,238,883	September 2017	$4,898
[4]United States Treasury Notes 10-Year Short Futures	7	$878,719	September 2017	$2,549
[4]United States Treasury Ultra 10-Year Short Futures	5	$674,063	September 2017	$2,723
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$25,191
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2017, these restricted securities amounted to $229,609, which represented 0.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2017, these liquid restricted securities amounted to $229,609, which represented 0.1% of total net assets.
4	Non-income-producing security.
5	The cost of investments for federal tax purposes amounts to $200,894,300.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Semi-Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies[1]	$135,205,895	$—	$—	$151,971,134
Debt Securities:
Corporate Bonds	—	2,375,641	—	2,375,641
Asset-Backed Securities	—	283,014	—	283,014
Commercial Mortgage-Backed Securities	—	562,949	—	562,949
U.S. Treasury	—	12,349,899	—	12,349,899
Exchange-Traded Funds	14,197,542	—	—	14,197,542
Repurchase Agreement	—	10,978,000	—	10,978,000
TOTAL SECURITIES	$149,403,437	$26,549,503	$—	$192,718,179
Other Financial Instruments
Assets
Futures Contracts	$30,945	$—	$—	$30,945
Liabilities
Futures Contracts	(5,754)	—	—	(5,754)
TOTAL OTHER FINANCIAL INSTRUMENTS	$25,191	$—	$—	$25,191
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $16,765,239 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2017	Year Ended December 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$4.81	$5.11	$5.55	$7.06	$6.25	$6.02
Income From Investment Operations:
Net investment income	0.04	0.08[1]	0.08	0.08[1]	0.11[1]	0.07
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	0.20	(0.29)	(0.42)	(0.13)	0.91	0.54
TOTAL FROM INVESTMENT OPERATIONS	0.24	(0.21)	(0.34)	(0.05)	1.02	0.61
Less Distributions:
Distributions from net investment income	(0.08)	(0.09)	(0.09)	(0.12)	(0.07)	(0.03)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	—	(0.01)	(1.34)	(0.14)	(0.35)
TOTAL DISTRIBUTIONS	(0.08)	(0.09)	(0.10)	(1.46)	(0.21)	(0.38)
Net Asset Value, End of Period	$4.97	$4.81	$5.11	$5.55	$7.06	$6.25
Total Return[2]	5.03%	(4.20)%	(6.29)%	(0.97)%	16.45%	10.17%
Ratios to Average Net Assets:
Net expenses	0.29%[3]	0.28%	0.28%	0.30%	0.50%	1.04%[4]
Net investment income	1.43%[3]	1.57%	1.54%	1.41%	1.62%	0.99%
Expense waiver/reimbursement[5]	0.68%[3]	0.69%	0.67%	0.61%	0.53%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$135,534	$133,556	$141,823	$153,165	$169,658	$165,598
Portfolio turnover	6%	21%	49%	39%	137%	103%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.04% for the year ended December 31, 2012, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2017	Year Ended December 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$4.80	$5.10	$5.54	$7.07	$6.26	$6.02
Income From Investment Operations:
Net investment income	0.03	0.06[1]	0.07	0.08[1]	0.14[1]	0.06
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	0.21	(0.29)	(0.42)	(0.16)	0.86	0.55
TOTAL FROM INVESTMENT OPERATIONS	0.24	(0.23)	(0.35)	(0.08)	1.00	0.61
Less Distributions:
Distributions from net investment income	(0.07)	(0.07)	(0.08)	(0.11)	(0.05)	(0.02)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	—	(0.01)	(1.34)	(0.14)	(0.35)
TOTAL DISTRIBUTIONS	(0.07)	(0.07)	(0.09)	(1.45)	(0.19)	(0.37)
Net Asset Value, End of Period	$4.97	$4.80	$5.10	$5.54	$7.07	$6.26
Total Return[2]	4.97%	(4.48)%	(6.43)%	(1.33)%	16.11%	10.03%
Ratios to Average Net Assets:
Net expenses	0.53%[3]	0.53%	0.53%	0.54%	0.75%	1.29%[4]
Net investment income	1.16%[3]	1.32%	1.29%	1.46%	2.01%	0.73%
Expense waiver/reimbursement[5]	0.68%[3]	0.69%	0.67%	0.63%	0.54%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$57,151	$63,317	$69,876	$67,434	$10,101	$4,146
Portfolio turnover	6%	21%	49%	39%	137%	103%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.29% for the year ended December 31, 2012, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities
June 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including $151,971,134 of investment in affiliated holdings (Note 5) (identified cost $200,686,049)		$192,718,179
Cash		378
Restricted cash (Note 2)		23,513
Income receivable		157,216
Receivable for shares sold		35,781
Receivable for daily variation margin on futures contracts		3,686
TOTAL ASSETS		192,938,753
Liabilities:
Payable for investments purchased	$55,017
Payable for shares redeemed	118,023
Payable to adviser (Note 5)	444
Payable for administrative fees (Note 5)	416
Payable for custodian fees	5,854
Payable for transfer agent fee	5,105
Payable for auditing fees	14,078
Payable for portfolio accounting fees	28,170
Payable for distribution services fee (Note 5)	11,900
Payable for printing and postage	2,721
Accrued expenses (Note 5)	12,156
TOTAL LIABILITIES		253,884
Net assets for 38,745,531 shares outstanding		$192,684,869
Net Assets Consist of:
Paid-in capital		$221,684,483
Net unrealized depreciation of investments and futures contracts		(7,942,679)
Accumulated net realized loss on investments, futures contracts, written options and foreign currency transactions		(22,400,887)
Undistributed net investment income		1,343,952
TOTAL NET ASSETS		$192,684,869
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($135,534,250 ÷ 27,248,041 shares outstanding), no par value, unlimited shares authorized		$4.97
Service Shares:
Net asset value per share ($57,150,619 ÷ 11,497,490 shares outstanding), no par value, unlimited shares authorized		$4.97
See Notes which are an integral part of the Financial Statements
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8

Statement of Operations
Six Months Ended June 30, 2017 (unaudited)
Investment Income:
Dividends (including $1,297,952 received from affiliated holdings (Note 5))		$1,405,784
Interest		252,064
TOTAL INCOME		1,657,848
Expenses:
Investment adviser fee (Note 5)	$727,970
Administrative fee (Note 5)	76,277
Custodian fees	8,204
Transfer agent fee	9,821
Directors'/Trustees' fees (Note 5)	1,379
Auditing fees	14,078
Legal fees	3,685
Portfolio accounting fees	35,011
Distribution services fee (Note 5)	74,661
Printing and postage	51,238
Miscellaneous (Note 5)	12,143
TOTAL EXPENSES	1,014,467
Waiver/reimbursement of investment adviser fee (Note 5)	(663,226)
Net expenses		351,241
Net investment income		1,306,607
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized loss of $(1,161,073) on sales of investments in affiliated holdings (Note 5))		631,971
Net realized loss on futures contracts		(11,279)
Net change in unrealized depreciation of investments		7,941,735
Net change in unrealized depreciation of futures contracts		29,360
Net realized and unrealized gain on investments and futures contracts		8,591,787
Change in net assets resulting from operations		$9,898,394
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2017	Year Ended 12/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,306,607	$2,994,802
Net realized gain (loss) on investments including allocation from affiliated partnership, futures contracts, written options and foreign currency transactions	620,692	(17,484,676)
Net change in unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	7,971,095	5,118,358
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,898,394	(9,371,516)
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(2,206,940)	(2,372,125)
Service Shares	(825,106)	(959,350)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,032,046)	(3,331,475)
Share Transactions:
Proceeds from sale of shares	6,273,013	25,650,999
Net asset value of shares issued to shareholders in payment of distributions declared	3,032,046	3,331,475
Cost of shares redeemed	(20,359,573)	(31,104,930)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,054,514)	(2,122,456)
Change in net assets	(4,188,166)	(14,825,447)
Net Assets:
Beginning of period	196,873,035	211,698,482
End of period (including undistributed net investment income of $1,343,952 and $3,069,391, respectively)	$192,684,869	$196,873,035
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
June 30, 2017 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Managed Tail Risk Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The Fund had invested in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P. which was a limited partnership established under the laws of the state of Delaware. The Fund recorded daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes. The detail of the total fund expense waiver and reimbursement of $663,226 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $9,850,221 and $4,827,128, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Option Contracts
The Fund buys or sells put and call options to increase return and to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
As of June 30, 2017, the Fund had no outstanding written option contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$25,191*
*	Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(11,279)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$29,360
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2017		Year Ended 12/31/2016
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	853,381	$4,195,746	2,955,103	$14,301,919
Shares issued to shareholders in payment of distributions declared	452,242	2,206,940	492,142	2,372,125
Shares redeemed	(1,848,105)	(9,087,985)	(3,387,677)	(16,394,502)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(542,482)	$(2,685,299)	59,568	$279,542

	Six Months Ended 6/30/2017		Year Ended 12/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	423,315	$2,077,267	2,349,268	$11,349,080
Shares issued to shareholders in payment of distributions declared	169,079	825,106	199,035	959,350
Shares redeemed	(2,298,672)	(11,271,588)	(3,041,516)	(14,710,428)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,706,278)	$(8,369,215)	(493,213)	$(2,401,998)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,248,760)	$(11,054,514)	(433,645)	$(2,122,456)
4. FEDERAL TAX INFORMATION
At June 30, 2017, the cost of investments for federal tax purposes was $200,894,300. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $8,176,121. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,484,503 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,660,624.
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At December 31, 2016, the Fund had a capital loss carryforward of $22,737,545 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$14,760,742	$5,717,138	$20,477,880
2017	$2,259,665	NA	$2,259,665
As a result of the tax-free transfer of assets from Federated Clover Value Fund II, certain capital loss carryforwards listed above may be limited.
As of December 31, 2016, for federal income tax purposes, the Fund had $2,829,392 in passive activity loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee. For the six months ended June 30, 2017, the Co-Advisers voluntarily waived $209,493 of their fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$74,661
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2017, FSC retained $75 of fees paid by the Fund. For the six months ended June 30, 2017, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Expense Limitation
The Co-Advisers and certain of their affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2017, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.30% and 0.55% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Co-Advisers or an affiliate of the Co-Advisers. The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2017, the Co-Advisers reimbursed $453,733. Transactions involving the affiliated holdings during the six months ended June 30, 2017, were as follows:
	Balance of Shares Held 12/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2017	Value	Dividend Income
Emerging Markets Core Fund	51,306	1,173	(—)	52,479	$531,092	$14,233
Federated Absolute Return Fund, Institutional Shares	1,659,003	10,482	(51,301)	1,618,184	$15,728,753	$—
Federated Bank Loan Core Fund	77,949	1,723	(9,560)	70,112	$709,537	$17,500
Federated Clover Small Value Fund, Institutional Shares	730,265	13,032	(46,486)	696,811	$19,280,746	$—
*Federated Emerging Markets Equity Fund, Institutional Shares	303,404	—	(303,404)	—	$—	$—
Federated Equity Income Fund, Inc., Institutional Shares	833,185	75,854	(41,550)	867,489	$20,620,211	$182,343
Federated InterContinental Fund, Institutional Shares	242,358	—	(40,109)	202,249	$10,328,844	$—
Federated Intermediate Corporate Bond Fund, Institutional Shares	798,016	9,881	(99,881)	708,016	$6,598,708	$108,588
Federated International Leaders Fund, Class R6 Shares	349,652	—	(54,550)	295,102	$10,054,135	$—
Federated International Strategic Value Dividend Fund, Institutional Shares	2,977,505	68,663	(390,756)	2,655,412	$9,957,796	$255,104
Federated Kaufmann Large Cap Fund, Class R6 Shares	744,525	—	(103,921)	640,604	$14,413,579	$—
Federated Mortgage Core Portfolio	494,493	5,772	(172,829)	327,436	$3,218,695	$56,692
Federated Project and Trade Finance Core Fund	1,182,345	22,420	(—)	1,204,765	$11,059,746	$206,748
Federated Prudent Bear Fund, Institutional Shares	417,944	40,451	(12,771)	445,624	$7,780,598	$—
Federated Strategic Value Dividend Fund, Institutional Shares	3,245,193	230,435	(227,328)	3,248,300	$20,431,809	$416,696
Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	980	5	(—)	985	$10,716	$65
High Yield Bond Portfolio	232,162	6,223	(45,180)	193,205	$1,246,169	$39,983
TOTAL OF AFFILIATED TRANSACTIONS	14,340,285	486,114	(1,599,626)	13,226,773	$151,971,134	$1,297,952
*	At June 30, 2017, the security is no longer held in the Fund's portfolio of investments.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2017, were as follows:
Purchases	$10,266,823
Sales	$18,625,792
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2017, the Fund had no outstanding loans. During the six months ended June 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2017, there were no outstanding loans. During the six months ended June 30, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1050.30	$1.47
Service Shares	$1,000	$1049.70	$2.69
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,023.40	$1.45
Service Shares	$1,000	$1,022.20	$2.66
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.29%
Service Shares	0.53%
Semi-Annual Shareholder Report
18

Evaluation and Approval of Advisory Contract–May 2017
Federated Managed Tail Risk Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract, under which Federated Investment Management Company, Federated Equity Management Company of Pennsylvania and Federated Global Investment Management Corp. will serve as co-advisers to the Fund (“Co-Advisers”) for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of each Co-Adviser and their advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers in addition to considering the allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Co-Advisers also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Co-Advisers or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Co-Advisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Co-Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Co-Advisers in sponsoring the Fund; the continuing state of
Semi-Annual Shareholder Report
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competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The investment advisory contract between the Fund and the Co-Advisers provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The investment advisory contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, as well as in connection with its May meetings, the Board considered the fee allocation and analyzed whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of the Co-Advisers and their affiliates dedicated to the Fund. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate in the implementation of the Fund's strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. In this regard, the Board evaluated, among other things, the Co-Advisers' personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Co-Advisers. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Co-Advisers are executing the Fund's investment program. The Co-Advisers' ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Co-Advisers' investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by
Semi-Annual Shareholder Report
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independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Co-Advisers and recognized the efforts being taken by the Co-Advisers in the context of the other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Co-Advisers have made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Co-Advisers' investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Co-Advisers' industry standing and reputation and with the expectation that the Co-Advisers will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the
Semi-Annual Shareholder Report
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investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Co-Advisers by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Co-Advisers and their affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Managed Tail Risk Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916835
CUSIP 313916819
25669 (8/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2017
Federated Managed Volatility Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2017 through June 30, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2017, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Equity Securities	38.6%
Domestic Fixed-Income Securities	38.4%
International Fixed-Income Securities	13.8%
International Equity Securities	3.3%
Other Security Types[3]	0.4%
Derivative Contracts[2]	(0.2)%
Cash Equivalents[4]	2.8%
Other Assets and Liabilities—Net[5]	2.9%
TOTAL	100.0%
At June 30, 2017, the Fund's sector composition6 for its equity securities was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	25.6%
Health Care	14.1%
Energy	10.5%
Consumer Staples	9.2%
Industrials	8.8%
Information Technology	8.0%
Consumer Discretionary	6.9%
Utilities	6.1%
Real Estate	5.0%
Telecommunication Services	3.1%
Materials	2.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Other Security Types consist of purchased options.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2017 (unaudited)
Principal Amount, Contracts or Shares			Value
		COMMON STOCKS—40.2%
		Consumer Discretionary—2.8%
32,237		Block (H&R), Inc.	$996,446
9,648		BorgWarner, Inc.	408,689
11,903		CalAtlantic Group, Inc.	420,771
19,221		Comcast Corp., Class A	748,081
11,631		Extended Stay America, Inc.	225,176
82,623		Ford Motor Co.	924,551
18,260		Goodyear Tire & Rubber Co.	638,370
829		Graham Holdings, Co.	497,110
3,123		Hasbro, Inc.	348,246
3,845		Lear Corp.	546,298
22,391	[1]	Liberty Expedia Holdings, Inc.	1,209,562
3,038	[1]	Liberty Sirius Group, Class C	126,685
184	[1]	Liberty Siriusxm Group	7,724
12,535	[1]	Liberty Ventures, Series A	655,455
27,403	[1]	Michael Kors Holdings Ltd.	993,359
419	[1]	Mohawk Industries, Inc.	101,268
10,135		Ralph Lauren Corp.	747,963
76,193		Staples, Inc.	767,263
16,631		Target Corp.	869,635
27,161		Time Warner, Inc.	2,727,236
20,972		Twenty-First Century Fox, Inc.	594,346
14,520		Walt Disney Co.	1,542,750
		TOTAL	16,096,984
		Consumer Staples—3.7%
12,195		Bunge Ltd.	909,747
16,338		CVS Health Corp.	1,314,555
8,042		Campbell Soup Co.	419,390
17,253		Colgate-Palmolive Co.	1,278,965
39,256		ConAgra Brands, Inc.	1,403,795
5,105		Ingredion, Inc.	608,567
9,846		Kimberly-Clark Corp.	1,271,217
2,756		Kroger Co.	64,270
5,044		Mondelez International, Inc.	217,850
1,774		Nu Skin Enterprises, Inc.	111,478
2,182		PepsiCo, Inc.	251,999
35,623		Philip Morris International, Inc.	4,183,921
21,327		Pinnacle Foods, Inc.	1,266,824
36,721		Procter & Gamble Co.	3,200,235
9,831		Reynolds American, Inc.	639,408
2,572		Smucker (J.M.) Co.	304,345
587		Tyson Foods, Inc., Class A	36,764
36,642		Wal-Mart Stores, Inc.	2,773,067
14,520		Walgreens Boots Alliance, Inc.	1,137,061
4,778		Whole Foods Market, Inc.	201,202
		TOTAL	21,594,660
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		COMMON STOCKS—continued
		Energy—4.2%
21,709		Anadarko Petroleum Corp.	$984,286
28,658		Baker Hughes, Inc.	1,562,148
39,724		Chevron Corp.	4,144,405
3,277		Cimarex Energy Co.	308,071
2,537	[1]	Concho Resources, Inc.	308,322
25,591		ConocoPhillips	1,124,980
5,225		Devon Energy Corp.	167,043
12,164		EOG Resources, Inc.	1,101,085
88,703		Exxon Mobil Corp.	7,160,993
13,173		Halliburton Co.	562,619
57,287		Kinder Morgan, Inc.	1,097,619
18,648		Marathon Petroleum Corp.	975,850
102		Oceaneering International, Inc.	2,330
4,518		Pioneer Natural Resources, Inc.	720,982
35,796		Schlumberger Ltd.	2,356,809
1,521		Targa Resources Investments, Inc.	68,749
2,185		Tesoro Petroleum Corp.	204,516
18,253		Valero Energy Corp.	1,231,347
24,033		Williams Companies, Inc.	727,719
		TOTAL	24,809,873
		Financials—10.3%
48,155		AGNC Investment Corp.	1,025,220
22,866		Aflac, Inc.	1,776,231
59,442		Ally Financial, Inc.	1,242,338
15,116		American Express Co.	1,273,372
21,499		American International Group, Inc.	1,344,117
12,181		Assurant, Inc.	1,263,048
3,950		Assured Guaranty Ltd.	164,873
37,388		BB&T Corp.	1,697,789
222,622		Bank of America Corp.	5,400,810
31,135	[1]	Berkshire Hathaway, Inc., Class B	5,273,335
10,578		Capital One Financial Corp.	873,954
53,377		Chimera Investment Corp.	994,414
1,151		Chubb Ltd.	167,332
73,073		Citigroup, Inc.	4,887,122
23,536		Discover Financial Services	1,463,704
55,113		First Horizon National Corp.	960,068
12,312		Goldman Sachs Group, Inc.	2,732,033
28,052		Hartford Financial Services Group, Inc.	1,474,694
83,622		JPMorgan Chase & Co.	7,643,051
5,998		Lazard Ltd., Class A	277,887
16,753		Lincoln National Corp.	1,132,168
44,241		Morgan Stanley	1,971,379
62,970		Navient Corp.	1,048,450
15,988	[1]	OneMain Holdings, Inc.	393,145
19,152		PNC Financial Services Group	2,391,510
4,427		Popular, Inc.	184,650
19,844		Prudential Financial	2,145,930
11,265		Santander Consumer USA Holdings, Inc.	143,741
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		COMMON STOCKS—continued
		Financials—continued
1,158		Synchrony Financial	$34,532
25,626		The Bank of New York Mellon Corp.	1,307,439
14,723		The Travelers Cos, Inc.	1,862,901
27,967		U.S. Bancorp	1,452,047
77,059		Wells Fargo & Co.	4,269,839
		TOTAL	60,273,123
		Health Care—5.7%
9,496		Abbott Laboratories	461,601
6,975		Aetna, Inc.	1,059,014
9,660	[1]	Agios Pharmaceuticals, Inc.	497,007
4,142		Allergan PLC	1,006,879
13,967		Amgen, Inc.	2,405,536
7,036		Anthem, Inc.	1,323,683
20,671		Baxter International, Inc.	1,251,422
3,787		Bristol-Myers Squibb Co.	211,012
3,547		CIGNA Corp.	593,732
12,412	[1]	Centene Corp.	991,471
3,998		Cooper Cos., Inc.	957,201
5,954	[1]	Davita, Inc.	385,581
26,125	[1]	Endo International PLC	291,816
11,486		Gilead Sciences, Inc.	812,979
9,116	[1]	HCA Healthcare, Inc.	794,915
5,177		Humana, Inc.	1,245,690
46,912		Johnson & Johnson	6,205,988
2,918	[1]	Mallinckrodt PLC	130,756
15,055		Medtronic PLC	1,336,131
69,155		Merck & Co., Inc.	4,432,144
5,885	[1]	Mylan NV	228,456
128,553		Pfizer, Inc.	4,318,095
13,393		Quest Diagnostics, Inc.	1,488,766
3,760	[1]	Wellcare Health Plans, Inc.	675,146
		TOTAL	33,105,021
		Industrials—3.5%
6,443		American Airlines Group, Inc.	324,212
7,774		Caterpillar, Inc.	835,394
2,855		Copa Holdings Class A	334,035
6,298		Crane Co.	499,935
5,478		Cummins, Inc.	888,641
20,446		Delta Air Lines, Inc.	1,098,768
926		Dun & Bradstreet Corp.	100,147
24,171		Eaton Corp. PLC	1,881,229
99,816		General Electric Co.	2,696,030
5,935		Huntington Ingalls Industries, Inc.	1,104,860
14,182		Ingersoll-Rand PLC	1,296,093
2,015		Jacobs Engineering Group, Inc.	109,596
7,180		L3 Technologies, Inc.	1,199,634
13,383		Masco Corp.	511,364
1,997		Norfolk Southern Corp.	243,035
4,542		Orbital ATK, Inc.	446,751
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
1,175		OshKosh Truck Corp.	$80,934
5,848		Owens Corning, Inc.	391,348
7,840		Parker-Hannifin Corp.	1,252,989
18,480		Pitney Bowes, Inc.	279,048
13,060		Ryder Systems, Inc.	940,059
587		Terex Corp.	22,013
8,994		Timken Co.	415,973
2,862		Union Pacific Corp.	311,700
4,132	[1]	United Continental Holdings, Inc.	310,933
18,476		United Technologies Corp.	2,256,104
12,016		Waste Management, Inc.	881,374
		TOTAL	20,712,199
		Information Technology—3.2%
1,666	[1]	Akamai Technologies, Inc.	82,983
32,251	[1]	Arris International PLC	903,673
69,863		Cisco Systems, Inc.	2,186,712
10,936		Corning, Inc.	328,627
30,103		Cypress Semiconductor Corp.	410,906
12,674		Fidelity National Information Services, Inc.	1,082,360
51,154		HP, Inc.	894,172
59,083		Intel Corp.	1,993,460
7,641		International Business Machines Corp.	1,175,415
49,230		Juniper Networks, Inc.	1,372,532
48,626		Marvell Technology Group Ltd.	803,302
4,149	[1]	NXP Semiconductors NV	454,108
7,119		NetApp, Inc.	285,116
49,884		Oracle Corp.	2,501,184
34,575		Qualcomm, Inc.	1,909,232
18,512	[1]	Synopsys, Inc.	1,350,080
9,746	[1]	Twitter, Inc.	174,161
9,704		Western Digital Corp.	859,774
		TOTAL	18,767,797
		Materials—1.1%
877		Albemarle Corp.	92,559
4,555		Cabot Corp.	243,374
20,700		Dow Chemical Co.	1,305,549
10,489	[1]	Freeport-McMoRan, Inc.	125,973
90,497		Graphic Packaging Holding Co.	1,247,049
25,699		Huntsman Corp.	664,062
7,266		LyondellBasell Industries NV - Class - A	613,178
29,141		Newmont Mining Corp.	943,877
3,750		Praxair, Inc.	497,062
4,335		Royal Gold, Inc.	338,867
4,175		WestRock Co.	236,555
		TOTAL	6,308,105
		Real Estate—2.0%
28,210		Apartment Investment & Management Co., Class A	1,212,184
2,676		Avalonbay Communities, Inc.	514,247
1,226	[1]	CBRE Group, Inc.	44,626
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
2,190		Camden Property Trust	$187,267
13,051		DCT Industrial Trust, Inc.	697,445
9,074		Digital Realty Trust, Inc.	1,024,908
48,933		Duke Realty Corp.	1,367,677
38,976	[1]	Equity Commonwealth	1,231,642
543		Essex Property Trust, Inc.	139,698
33,821		GGP, Inc.	796,823
50,964		Host Hotels & Resorts, Inc.	931,112
9,745		Park Hotels & Resorts, Inc.	262,725
30,246		Rayonier, Inc.	870,177
15,004		Vornado Realty Trust	1,408,876
8,946		Welltower, Inc.	669,608
12,914		Weyerhaeuser Co.	432,619
		TOTAL	11,791,634
		Telecommunication Services—1.2%
137,474		AT&T, Inc.	5,186,894
22,896		CenturyLink, Inc.	546,756
9,922	[1]	Level 3 Communications, Inc.	588,375
3,630	[1]	T-Mobile USA, Inc.	220,051
14,800		Verizon Communications	660,968
		TOTAL	7,203,044
		Utilities—2.5%
94,604		AES Corp.	1,051,050
9,648		Ameren Corp.	527,456
21,741		American Electric Power Co., Inc.	1,510,347
49,715		CenterPoint Energy, Inc.	1,361,197
14,292		DTE Energy Co.	1,511,951
330		Duke Energy Corp.	27,585
19,759		Exelon Corp.	712,707
43,036		FirstEnergy Corp.	1,254,930
6,522		NextEra Energy, Inc.	913,928
34,482		NRG Energy, Inc.	593,780
22,326		National Fuel Gas Co.	1,246,684
19,693		PPL Corp.	761,331
17,659		Public Service Enterprises Group, Inc.	759,514
6,106		UGI Corp.	295,591
5,715		Vectren Corp.	333,985
34,881		Xcel Energy, Inc.	1,600,340
		TOTAL	14,462,376
		TOTAL COMMON STOCKS (IDENTIFIED COST $220,220,032)	235,124,816
		ADJUSTABLE RATE MORTGAGE—0.0%
$11,508		Federal National Mortgage Association, 3.135%, 09/01/2037 (IDENTIFIED COST $11,590)	12,221
		ASSET-BACKED SECURITY—0.0%
200,580		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.270%, 01/15/2019 (IDENTIFIED COST $200,555)	200,914
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.5%
1,275,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 07/15/2049	1,279,121
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$1,100,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	$1,064,846
875,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 09/10/2049	860,042
1,100,000		Federal Home Loan Mortgage Corp. REMIC K060, Class A2, 3.271%, 10/25/2026	1,139,280
993,327		Federal Home Loan Mortgage Corp. REMIC K062, Class A1, 3.032%, 09/25/2026	1,022,498
1,993,353		Federal Home Loan Mortgage Corp. REMIC K063, Class A1, 3.045%, 08/25/2026	2,049,921
329,492		Federal National Mortgage Association REMIC 2006-117, Class GF, 1.556%, 12/25/2036	329,681
290,321		Federal National Mortgage Association REMIC 2012-1, Class F, 1.666%, 02/25/2042	291,263
1,500,000		Federal National Mortgage Association REMIC 2016-M11, Class A2, 2.369%, 07/25/2026	1,441,463
980,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.508%, 09/10/2047	1,026,180
1,500,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	1,500,802
1,500,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.351%, 12/15/2049	1,549,036
590,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	601,187
495,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	504,357
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $14,871,016)	14,659,677
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.5%
		Financials—0.5%
1,050,000	[2,3]	FREMF Mortgage Trust 2013-K25, Class B, 3.619%, 11/25/2045	1,089,097
790,000	[2,3]	FREMF Mortgage Trust 2015-K49, Class B, 3.721%, 10/25/2048	794,924
750,000		Federal Home Loan Mortgage Corp., K055, Class A2, 2.673%, 03/25/2026	744,707
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,564,297)	2,628,728
		CORPORATE BONDS—14.5%
		Agency—0.1%
540,000		Export-Import Bank, Series EMTN, 4.000%, 08/07/2017	540,919
		Airport—0.1%
150,000	[2,3]	Aeropuertos Argentina 200, Sec. Fac. Bond, Series 144A, 6.875%, 02/01/2027	155,685
200,000	[2,3]	Mexico City Airport Trust, Sec. Fac. Bond, Series 144A, 5.500%, 10/31/2046	204,000
		TOTAL	359,685
		Banking—3.2%
195,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 04/01/2022	197,990
300,000	[2,3]	BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.350%, 11/12/2029	304,500
200,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.500%, 03/10/2021	221,250
200,000		Banco Bradesco (Cayman), Sub. Note, Series REGS, 5.750%, 03/01/2022	210,480
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.750%, 11/06/2069	115,300
100,000		Banco de Credito del Peru, Series REGS, 6.125%, 04/24/2027	110,625
100,000		Banco Del Estado, Sr. Unsecd. Note, Series REGS, 4.125%, 10/07/2020	105,587
219,000		Banco Do Brasil S.A., 3.875%, 10/10/2022	211,992
150,000	[2,3]	Banco Inbursa SA Instituc, Sr. Unsecd. Note, Series 144A, 4.375%, 04/11/2027	150,405
500,000		Banco Internacional del Peru, Sr. Unsecd. Note, Series REGS, 5.750%, 10/07/2020	547,500
200,000		Bangkok Bank PCL, Sr. Unsecd. Note, Series REGS, 3.875%, 09/27/2022	209,529
250,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 04/24/2028	252,195
150,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	184,769
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	305,547
510,000	[2,3]	Bank of China Ltd., Series 144A, 5.000%, 11/13/2024	547,635
600,000		Bank of China Ltd., Sub. Note, Series REGS, 5.000%, 11/13/2024	644,277
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 05/16/2023	200,586
200,000		BBVA Banco Continental, Series REGS, 5.000%, 08/26/2022	217,750
200,000		CITIC Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 01/21/2018	205,319
150,000		Caixa Economica Federal, Series REGS, 4.250%, 05/13/2019	152,325
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Banking—continued
$300,000		China Construction Bank Corp., Sub. Note, Series EMTN, 4.250%, 08/20/2024	$306,894
570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	564,985
250,000		Citizens Bank NA, Sr. Unsecd. Note, Series MTN, 2.550%, 05/13/2021	250,409
350,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	349,253
200,000	[2,3]	Credit Bank of Moscow Via CBOM Finance PLC, Sub. Note, Series 144A, 7.500%, 10/5/2027	198,710
300,000		Emirates NBD Tier 1 Ltd., 5.750%, 05/29/2049	305,650
600,000		Export-Import Bank Korea, Sr. Unsecd. Note, 2.625%, 12/30/2020	602,611
200,000		Export-Import Bank of China/The via Avi Funding Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.800%, 09/16/2025	205,838
750,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 3.875%, 10/02/2019	770,764
200,000	[2,3]	Finansbank AS, Sr. Unsecd. Note, Series 144A, 4.875%, 05/19/2022	198,483
200,000		GTB Finance BV, Series REGS, 6.000%, 11/08/2018	204,398
200,000	[2,3]	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 4.500%, 10/20/2021	205,200
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	655,285
400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 05/25/2026	413,386
200,000	[2,3]	Hazine Mustesarligi Varli, Sr. Unsecd. Note, Series 144A, 5.004%, 04/06/2023	204,136
200,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 3.150%, 03/14/2021	204,100
250,000		ICICI Bank Ltd., Series REGS, 5.750%, 11/16/2020	273,375
500,000		Industrial and Commercial Bank of China, Sr. Unsecd. Note, Series MTN, 2.905%, 11/13/2020	503,456
400,000		Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, Series REGS, 6.000%, 12/29/2049	422,239
200,000		Industrial Bank of Korea, Sr. Unsecd. Note, Series REGS, 2.000%, 04/23/2020	197,230
300,000		Itau Unibanco Holding SA, Sub. Note, Series REGS, 5.500%, 08/06/2022	311,625
300,000		Itau Unibanco Holding SA, Sub. Note, Series REGS, 6.200%, 12/21/2021	319,500
850,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	863,565
200,000		Kookmin Bank, Series REGS, 1.625%, 07/14/2017	199,982
300,000		Korea Development Bank, Sr. Unsecd. Note, 2.250%, 05/18/2020	298,670
200,000	[2,3]	MTN Mauritius Investment, Sr. Unsecd. Note, Series 144A, 5.373%, 02/13/2022	206,368
200,000		Manufacturers & Traders T, Sr. Unsecd. Note, Series BKNT, 2.500%, 05/18/2022	199,696
250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	299,846
275,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	287,426
200,000	[2,3]	NongHyup Bank, Sr. Unsecd. Note, Series 144A, 2.250%, 09/19/2017	200,035
250,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	255,792
200,000		Sberbank (Sb Cap Sa), Sub. Note, Series REGS, 5.500%, 02/26/2024	203,940
200,000		Sberbank (Sb Cap Sa), Sub. Note, Series REGS, 5.250%, 05/23/2023	206,200
300,000	[2,3]	Turkiye Garanti Bankasi A, Sr. Unsecd. Note, Series 144A, 5.875%, 03/16/2023	311,016
300,000	[2,3]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 4.750%, 02/11/2021	296,380
200,000		Turkiye Is Bankasi (Isbank), Series REGS, 5.500%, 04/21/2019	205,832
300,000	[2,3]	Turkiye Is Bankasi, Subordinated Note, Series 144A, 7.000%, 06/29/2028	300,352
200,000		Turkiye Vakiflar Bankasi TAO, Subordinated Note, Series REGS, 6.000%, 11/01/2022	198,632
230,000	[2,3]	Turkiye Vakiflar Bankasi, Sr. Unsecd. Note, Series 144A, 5.500%, 10/27/2021	231,854
300,000		VTB Bank OJSC, Series REGS, 9.500%, 12/29/2049	333,732
200,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 01/29/2024	211,523
300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	292,510
250,000		Woori Bank, Sub. Note, Series REGS, 4.750%, 04/30/2024	262,320
200,000	[2,3]	Zenith Bank Ltd., Sr. Unsecd. Note, Series 144A, 7.375%, 05/30/2022	196,340
		TOTAL	18,825,099
		Broadcast Radio & TV—0.0%
100,000		Grupo Televisa S.A., Sr. Note, 8.500%, 03/11/2032	129,921
		Capital Goods - Aerospace & Defense—0.1%
250,000	[2,3]	Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.150%, 04/10/2027	252,448
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$400,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	$398,714
200,000		Textron, Inc., Sr. Unsecd. Note, 3.650%, 03/15/2027	201,201
		TOTAL	852,363
		Capital Goods - Building Materials—0.0%
165,000		Masco Corp, Sr. Unsecured Note, Series 0, 4.500%, 05/15/2047	166,668
		Capital Goods - Diversified Manufacturing—0.1%
300,000	[2,3]	Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.250%, 03/01/2027	303,712
		Chemicals & Plastics—0.4%
200,000		Albemarle Corp., 4.150%, 12/01/2024	210,715
200,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	233,517
200,000		Braskem Finance Ltd., Series REGS, 5.750%, 04/15/2021	209,760
250,000	[2,3]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 04/25/2024	271,136
200,000	[2,3]	Mexichem SA de CV, Series 144A, 6.750%, 09/19/2042	218,750
200,000		PTT Global Chemical PCL, Series REGS, 4.250%, 09/19/2022	212,726
200,000	[2,3]	Phosagro OAO via Phosagro, Sr. Unsecd. Note, Series 144A, 3.950%, 11/03/2021	201,689
450,000	[2,3]	Sherwin-Williams Co., Sr. Unsecd. Note, Series 144A, 4.400%, 02/01/2045	449,847
250,000		Sinochem Overseas Capital Co. Ltd., Company Guarantee, Series REGS, 4.500%, 11/12/2020	264,064
		TOTAL	2,272,204
		Communications - Cable & Satellite—0.2%
250,000		CCO Safari II LLC, 6.484%, 10/23/2045	301,486
350,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	354,762
300,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	323,881
		TOTAL	980,129
		Communications - Media & Entertainment—0.2%
300,000		CBS Corp., 4.900%, 08/15/2044	316,678
250,000		Discovery Communications, Sr. Unsecd. Note, 4.900%, 03/11/2026	265,478
400,000		Viacom, Inc., Sr. Unsecd. Note, 5.850%, 09/01/2043	433,967
300,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	321,094
		TOTAL	1,337,217
		Communications - Telecom Wireless—0.1%
300,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	331,975
360,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	363,789
		TOTAL	695,764
		Communications - Telecom Wirelines—0.2%
700,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	718,234
180,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 03/08/2047	195,404
534,000	[2,3]	Verizon Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.012%, 4/15/2049	542,202
		TOTAL	1,455,840
		Conglomerates—0.0%
100,000	[2,3]	Arcos Dorados Holdings, I, Sr. Unsecd. Note, Series 144A, 5.875%, 04/04/2027	100,518
		Consumer Cyclical - Automotive—0.2%
200,000	[2,3]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.850%, 01/06/2022	202,522
170,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	164,903
350,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	345,072
200,000	[2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.250%, 01/13/2020	200,550
		TOTAL	913,047
		Consumer Cyclical - Retailers—0.1%
185,000		AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 06/01/2027	185,798
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$140,000		Dollar General Corp., Sr. Unsecd. Note, 3.875%, 04/15/2027	$143,669
		TOTAL	329,467
		Consumer Cyclical - Services—0.2%
800,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	825,312
200,000		Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	203,751
		TOTAL	1,029,063
		Consumer Non-Cyclical - Food/Beverage—0.4%
200,000	[2,3]	Becle SA de CV, Sr. Unsecd. Note, Series 144A, 3.750%, 05/13/2025	199,999
100,000	[2,3]	BFF International Ltd., Sr. Unsecd. Note, Series 144A, 7.250%, 01/28/2020	107,875
100,000		Cosan Overseas Ltd., 8.250%, 11/29/2049	100,560
200,000	[2,3]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	193,721
200,000	[2,3]	Grupo Bimbo SAB de CV, 4.875%, Series 144A, 06/27/2044	201,884
200,000	[2,3]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	206,452
90,000	[2,3]	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.500%, 01/29/2028	91,542
100,000	[2,3]	JBS USA LLC/JBS USA Finance, Inc., Sr. Unsecd. Note, Series 144A, 5.750%, 06/15/2025	94,500
140,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	136,994
200,000	[2,3]	Minerva Luxembourg SA, Sr. Unsecd. Note, Series 144A, 6.500%, 09/20/2026	195,500
150,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 3.000%, 07/15/2026	144,574
140,000	[2,3]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.000%, 10/28/2021	136,530
200,000	[2,3]	Sigma Alimentos SA, Sr. Unsecd. Note, Series 144A, 4.125%, 05/02/2026	203,700
50,000	[2,3]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 02/01/2027	51,376
95,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 06/02/2027	95,742
140,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.550%, 06/02/2047	148,210
		TOTAL	2,309,159
		Consumer Non-Cyclical - Health Care—0.1%
200,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	209,480
200,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 06/06/2047	206,838
120,000		Medtronic Global Holdings, Sr. Unsecd. Note, 3.350%, 04/01/2027	122,498
		TOTAL	538,816
		Consumer Non-Cyclical - Pharmaceuticals—0.2%
100,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	102,289
100,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	110,966
67,000		Actavis Funding SCS, Sr. Unsecd. Note, 4.750%, 03/15/2045	72,709
190,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 06/12/2022	189,662
200,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.500%, 02/01/2045	208,109
200,000		Teva Pharmaceutical Finance, Sr. Unsecd. Note, 3.150%, 10/01/2026	190,331
175,000		Teva Pharmaceutical Industries Ltd., Sr. Unsecd. Note, 2.950%, 12/18/2022	174,283
		TOTAL	1,048,349
		Consumer Non-Cyclical - Products—0.0%
200,000	[2,3]	Reckitt Benckiser Treasury, Sr. Unsecd. Note, Series 144A, 3.000%, 06/26/2027	197,387
		Consumer Non-Cyclical - Supermarkets—0.0%
200,000		Kroger Co., Sr. Unsecd. Note, 4.450%, 02/01/2047	193,835
		Consumer Non-Cyclical - Tobacco—0.1%
280,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	352,918
		Consumer Products—0.0%
100,000		Controladora Mabe S.A. de C.V., Sr. Unsecd. Note, Series REGS, 7.875%, 10/28/2019	109,800
62,000		Mastellone Hermanos SA, Sr. Unsecd. Note, Series REGS, 12.625%, 07/03/2021	70,177
		TOTAL	179,977
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—0.3%
$300,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	$335,854
400,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	405,428
300,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	315,786
200,000		Hess Corp., Sr. Unsecd. Note, 3.500%, 07/15/2024	194,905
300,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	293,354
		TOTAL	1,545,327
		Energy - Integrated—0.1%
110,000		BP Capital Markets PLC, 3.119%, 05/04/2026	109,161
300,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	310,394
90,000		Shell International Finance BV, Sr. Unsecd. Note, 2.875%, 05/10/2026	88,921
75,000		Shell International Finance BV, Sr. Unsecd. Note, 4.000%, 05/10/2046	74,396
		TOTAL	582,872
		Energy - Midstream—0.3%
175,000		Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 03/15/2025	175,998
300,000		Enterprise Products Operating, Sr. Unsecd. Note, 3.950%, 02/15/2027	310,723
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	452,998
240,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	241,308
120,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 05/25/2027	119,993
200,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	202,532
200,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	209,195
		TOTAL	1,712,747
		Energy - Oil Field Services—0.0%
200,000		Weatherford International Ltd., 7.000%, 03/15/2038	172,000
		Energy - Refining—0.1%
200,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 04/01/2026	212,314
220,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	236,899
300,000		Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 03/15/2025	306,433
		TOTAL	755,646
		Farming & Agriculture—0.2%
1,000,000	[2,3]	Kazagro National Management Holding., Series 144A, 4.625%, 05/24/2023	995,400
		Finance—0.2%
300,000	[2,3]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.750%, 07/15/2025	321,375
200,000	[2,3]	Corp Financi De Desarrol, Sub. Note, Series 144A, 5.25%, 07/15/2029	209,500
200,000		Gazprombk (GPB Finance), Sub. Note, 7.496%, 12/28/2023	207,522
200,000		MAF Global Securities, Jr. Sub. Note, 5.500%, 09/07/2065	202,320
150,000	[2,3]	SURA Asset Management SA, Sr. Unsecd. Note, Series 144A, 4.375%, 04/11/2027	151,875
		TOTAL	1,092,592
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	227,029
200,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	218,844
400,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	408,479
200,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 04/01/2027	199,753
		TOTAL	1,054,105
		Financial Institution - Finance Companies—0.1%
150,000		AerCap Ireland Capital Ltd., Sr. Unsecd. Note, 3.500%, 05/26/2022	154,089
170,000		AerCap Ireland Capital Ltd., Sr. Unsecd. Note, 3.950%, 02/01/2022	177,164
200,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 02/09/2027	200,752
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$200,000		GE Capital International, Sr. Unsecd. Note, 3.373%, 11/15/2025	$207,037
		TOTAL	739,042
		Financial Institution - Insurance - Life—0.2%
350,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	368,103
350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	372,822
150,000	[2,3]	Massachusetts Mutual Life, Sub. Note, Series 144A, 4.900%, 04/01/2077	161,142
300,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	329,523
		TOTAL	1,231,590
		Financial Institution - Insurance - P&C—0.2%
200,000	[2,3]	Liberty Mutual Group, Inc., Series 144A, 4.850%, 08/01/2044	215,706
500,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	838,331
		TOTAL	1,054,037
		Financial Institution - REIT - Apartment—0.1%
200,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 05/15/2027	200,875
200,000		UDR, Inc., 3.750%, 07/01/2024	205,095
		TOTAL	405,970
		Financial Institution - REIT - Healthcare—0.1%
300,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.950%, 01/15/2021	322,653
200,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 07/01/2027	198,121
100,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 03/15/2027	101,549
		TOTAL	622,323
		Financial Institution - REIT - Office—0.1%
350,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	362,036
		Financial Institution - REIT - Other—0.0%
250,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	260,732
		Financial Institution - REIT - Retail—0.0%
190,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 04/01/2027	190,439
		Financial Intermediaries—0.2%
200,000		ADIB Capital Invest 1 Ltd., 6.375%, 10/29/2049	204,047
200,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.25%, 6/3/2021	199,255
200,000	[2,3]	Investcorp SA, Series 144A, 8.250%, 11/01/2017	204,327
250,000		Ooredoo International Finance, Sr. Unsecd. Note, Series REGS, 5.000%, 10/19/2025	269,730
200,000	[2,3]	Trust F/1401, Sr. Unsecd. Note, Series 144A, 6.950%, 01/30/2044	213,000
		TOTAL	1,090,359
		Forest Products—0.0%
200,000	[2,3]	Suzano Austria GmbH, Sr. Unsecd. Note, Series 144A, 7.000%, 03/16/2047	203,600
		Government Agency—0.0%
200,000	[2,3]	Banco Nacional de Desenvo, Sr. Unsecd. Note, Series 144A, 4.750%, 05/09/2024	196,000
		Home Products & Furnishings—0.0%
200,000		Arcelik AS, Sr. Unsecd. Note, Series REGS, 5.000%, 04/03/2023	203,814
		Industrial Products & Equipment—0.0%
200,000		Cemex Finance LLC, Series REGS, 6.000%, 04/01/2024	213,020
		Metals & Mining—0.6%
110,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	115,308
100,000	[2,3]	CSN Islands XII Corp., Sr. Unsecd. Note, Series 144A, 7.000%, 09/29/2049	62,095
200,000		Chinalco Capital Holdings, Sr. Unsecd. Note, 4.000%, 08/25/2021	199,337
200,000		Codelco, Inc., Series REGS, 3.000%, 07/17/2022	201,972
100,000	[2,3]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 6.150%, 10/24/2036	121,598
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$200,000	[2,3]	Evraz Group SA, Sr. Unsecd. Note, Series 144A, 5.375%, 03/20/2023	$200,850
200,000		Fresnillo PLC, Series REGS, 5.500%, 11/13/2023	222,750
500,000	[2,3]	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 5.893%, 04/29/2024	506,500
200,000		JSW Steel Ltd., Sr. Unsecd. Note, 5.250%, 04/13/2022	203,090
200,000	[2,3]	Metalloinvest Finance DAC, Sr. Unsecd. Note, Series 144A, 4.850%, 05/02/2024	200,367
300,000		Noble Group Ltd., Jr. Sub. Deb., 6.000%, 6/24/2049	51,000
200,000		Southern Copper Corp, Sr. Unsecd. Note, 5.250%, 11/08/2042	200,207
75,000		Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 04/23/2025	77,158
150,000		Southern Copper Corp., Sr. Unsecd. Note, 5.875%, 04/23/2045	161,553
275,000		Vale Overseas Ltd., 4.375%, 01/11/2022	280,582
110,000		Vale Overseas Ltd., 6.875%, 11/21/2036	118,525
100,000		Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 06/10/2021	107,600
20,000		Vale Overseas Ltd., Sr. Unsecd. Note, 6.250%, 08/10/2026	21,625
40,000		Vale Overseas Ltd., Sr. Unsecd. Note, 8.250%, 01/17/2034	47,700
200,000		Vedanta Resources PLC, Sr. Unsecd. Note, Series REGS, 7.125%, 05/31/2023	206,210
		TOTAL	3,306,027
		Oil & Gas—2.3
390,335	[1,2,4,5]	Afren PLC, Series 144A, 6.625%, 12/09/2020	0
195,167	[1,4,5,6]	Afren PLC, Series REGS, 11.500%, 02/01/2016	0
200,000		China Oil & Gas Group Ltd., Sr. Unsecd. Note, 5.000%, 05/07/2020	205,500
1,000,000		CNOOC Finance 2014 ULC, 4.250%, 04/30/2024	1,053,922
500,000		CNPC General Capital Ltd., Sr. Unsecd. Note, Series EMTN, 2.700%, 11/25/2019	503,739
150,000		Ecopetrol SA, Sr. Unsecd. Note, 4.125%, 01/16/2025	147,375
100,000		Ecopetrol SA, Sr. Unsecd. Note, 5.375%, 06/26/2026	104,250
100,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 05/28/2045	92,300
117,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 09/18/2023	128,232
200,000	[2,3]	Equate Petrochemical BV, Sr. Unsecd. Note, Series 144A, 3.000%, 03/03/2022	197,480
400,000		Gaz Capital SA, Sr. Unsecd. Note, Series REGS, 4.950%, 02/06/2028	403,386
500,000	[2,3]	Gazprom Via Gaz Capital SA, Sr. Unsecd. Note, Series 144A, 4.950%, 03/23/2027	503,625
200,000		Gazprom Via Gaz Capital, Sr. Unsecd. Note, Series REGS, 4.950%, 07/19/2022	207,437
200,000	[2,3]	KazMunayGas National Co. JSC, Sr. Unsecd. Note, Series 144A, 4.750%, 04/19/2027	196,595
200,000	[2,3]	KazMunayGas National Co. JSC, Sr. Unsecd. Note, Series 144A, 5.750%, 04/19/2047	189,573
400,000		Korea National Oil Corp., Sr. Unsecd. Note, Series REGS, 3.250%, 07/10/2024	403,837
374,000		ONGC Videsh Ltd., 3.750%, 05/07/2023	381,779
200,000		PTT Exploration and Production Public Co., Sub. Note, Series REGS, 4.875%, 12/29/2049	205,205
150,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 6.625%, 06/15/2038	152,625
200,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 05/20/2043	207,416
200,000	[2,3]	Pertamina Persero PT, Series 144A, 4.300%, 05/20/2023	207,621
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	94,550
250,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.850%, 06/05/2115	221,875
65,000		Petrobras Global Finance, Sr. Unsecd. Note, 6.125%, 01/17/2022	67,275
440,000		Petrobras Global Finance, Sr. Unsecd. Note, 7.375%, 01/17/2027	466,620
450,000		Petrobras Global Finance, Sr. Unsecd. Note, 8.375%, 05/23/2021	504,846
400,000		Petrobras Global Finance, Sr. Unsecd. Note, 8.750%, 05/23/2026	461,000
22,000		Petrobras International Finance Co., 6.875%, 01/20/2040	20,900
100,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	101,920
150,000	[2,3]	Petroleos De Venezuela S.A., 1st Lien, Series 144A, 8.500%, 10/27/2020	108,525
200,000		Petroleos De Venezuela, S.A., Series REGS, 5.500%, 04/12/2037	72,000
850,000		Petroleos de Venezuela, S.A., Sr. Unsecd. Note, Series REGS, 6.000%, 11/15/2026	316,625
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Oil & Gas—continued
$520,000		Petroleos de Venezuela, S.A., Unsecd. Note, Series REGS, 6.000%, 05/16/2024	$195,780
103,000		Petroleos Mexicanos, 3.500%, 07/18/2018	104,504
100,000		Petroleos Mexicanos, 5.500%, 06/27/2044	88,900
150,000		Petroleos Mexicanos, 6.500%, 06/02/2041	149,700
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.500%, 01/23/2026	194,906
450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/18/2024	456,930
600,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/24/2022	618,600
410,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	401,800
270,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 08/04/2026	299,835
100,000		Petroleum Co. of Trinidad, Sr. Unsecd. Note, Series REGS, 9.750%, 08/14/2019	103,950
200,000		Puma International Financing SA, Series REGS, 6.750%, 02/01/2021	207,110
200,000	[2,3]	Raizen Fuels Finance SA, Sr. Unsecd. Note, Series 144A, 5.300%, 01/20/2027	203,250
250,000	[2,3]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 02/10/2045	262,885
200,000	[2,3]	Rosneft Oil Co., Series 144A, 4.199%, 03/06/2022	200,116
500,000		Sinochem Offshore Capital Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.250%, 04/29/2019	506,541
200,000	[2,3]	Sinopec Group Overseas Development, Sr. Unsecd. Note, Series 144A, 2.000%, 09/29/2021	194,624
800,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series REGS, 3.250%, 04/28/2025	787,700
396,000		Sinopec Group Overseas Development 2016 Ltd., Sr. Unsecd. Note, Series REGS, 3.500%, 05/03/2026	394,145
200,000	[2,3]	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 03/24/2026	217,040
200,000	[2,3]	Transport de Gas Peru, Series 144A, 4.250%, 04/30/2028	208,500
		TOTAL	13,724,849
		Printing & Publishing—0.0%
200,000	[2,3]	Myriad International Hold, Sr. Unsecd. Note, Series 144A, 4.850%, 07/06/2027	201,500
		Real Estate—0.3%
300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	310,935
200,000		Country Garden Holdings, Sr. Unsecd. Note, 7.500%, 03/09/2020	210,245
400,000		Franshion Brilliant Ltd., 5.750%, 03/19/2019	419,020
300,000		Franshion Brilliant Ltd., Sub. Note, 5.750%, 12/29/2049	310,498
200,000		Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 01/23/2022	207,039
		TOTAL	1,457,737
		Retailers—0.1%
200,000		Golden Eagle Retail Group, Sr. Unsecd. Note, Series REGS, 4.625%, 05/21/2023	186,000
100,000	[2,3]	InRetail Consumer, Sr. Unsecd. Note, Series 144A, 5.250%, 10/10/2021	103,750
200,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 04/29/2026	198,120
200,000		Saci Falabella, Series REGS, 3.750%, 04/30/2023	204,947
		TOTAL	692,817
		Sovereign—0.1%
200,000	[2,3]	KSA Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 2.894%, 04/20/2022	200,319
200,000	[2,3]	KSA Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 3.628%, 04/20/2027	204,252
		TOTAL	404,571
		State/Provincial—0.6%
600,000	[2,3]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.950%, 02/19/2021	670,500
150,000	[2,3]	Province of Santa Fe, Sr. Unsecd. Note, Series 144A, 6.900%, 11/01/2027	149,501
250,000	[2,3]	Province of Santa Fe, Sr. Unsecd. Note, Series 144A, 7.000%, 03/23/2023	260,582
900,000		Provincia De Buenos Aires, Series REGS, 10.875%, 01/26/2021	1,026,450
900,000	[2,3]	Provincia De Buenos Aires, Sr. Unsecd. Note, Series 144A, 7.875%, 06/15/2027	931,770
150,000	[2,3]	Provincia De Cordoba, Sr. Unsecd. Note, Series 144A, 7.450%, 09/01/2024	155,724
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		State/Provincial—continued
$150,000	[2,3]	Provincia De Cordoba, Sr. Unsecd. Note, Series 144A, 7.125%, 08/01/2027	$149,610
		TOTAL	3,344,137
		Technology—0.4%
600,000		Apple, Inc., Sr. Unsecd. Note, 2.500%, 02/09/2022	605,636
200,000	[2,3]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 01/15/2027	205,800
70,000	[2,3]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 4.420%, 06/15/2021	73,854
260,000	[2,3]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 6.020%, 06/15/2026	286,908
125,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	124,246
230,000		Fidelity National Information, Sr. Unsecd. Note, 5.000%, 10/15/2025	257,289
100,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 08/08/2026	96,365
245,000		Microsoft Corp., Sr. Unsecd. Note, 4.000%, 02/12/2055	249,244
150,000		Qualcomm, Inc., Sr. Unsecd. Note, 2.100%, 05/20/2020	150,743
		TOTAL	2,050,085
		Technology Services—0.1%
500,000	[2,3]	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.800%, 02/11/2025	521,621
		Telecommunications & Cellular—0.3%
200,000		America Movil S.A.B. de C.V., Company Guarantee, 5.000%, 03/30/2020	215,103
200,000	[2,3]	Digicel Group Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 04/15/2021	192,500
200,000		Digicel Group Ltd., Sr. Unsecd. Note, Series REGS, 7.125%, 04/01/2022	175,260
200,000	[2,3]	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 7.250%, 04/26/2023	221,125
300,000	[2,3]	HTA Group Ltd., Sr. Unsecd. Note, Series 144A, 9.125%, 03/08/2022	303,810
300,000		Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 05/19/2025	308,436
200,000	[2,3]	Telefonica Chile SA, Sr. Unsecd. Note, Series 144A, 3.875%, 10/12/2022	207,690
200,000	[2,3]	Vimpelcom, Sr. Unsecd. Note, Series 144A, 4.950%, 06/16/2024	201,116
		TOTAL	1,825,040
		Transportation—0.1%
200,000	[2,3]	Adani Ports and Special, Sr. Unsecd. Note, Series 144A, 3.950%, 01/19/2022	204,996
200,000	[2,3]	Lima Metro Line 2 Finance Ltd., Series 144A, 5.875%, 07/05/2034	214,000
		TOTAL	418,996
		Transportation - Railroads—0.1%
175,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 04/01/2025	177,142
350,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 06/01/2026	336,783
		TOTAL	513,925
		Transportation - Services—0.1%
280,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 02/15/2045	277,463
250,000	[2,3]	Penske Truck Leasing Co., LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 02/01/2022	256,331
250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	258,206
		TOTAL	792,000
		Utilities—1.0%
150,000	[2,3]	AES Argentina Generacion SA, Sr. Unsecd. Note, Series 144A, 7.750%, 02/02/2024	157,754
200,000		Atmos Energy Corp., Sr. Unsecd. Note, 3.000%, 06/15/2027	198,947
300,000		Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	315,957
50,000	[2,3]	Capex S.A., Sr. Unsecd. Note, Series 144A, 6.875%, 05/15/2024	50,688
200,000	[2,3]	EDP Finance BV, Sr Unsecured Note, Series 144A, 3.625%, 07/15/2024	198,738
375,000	[2,3]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	387,562
200,000	[2,3]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	238,904
65,000		Enersis Americas SA, Sr. Unsecd. Note, 4.000%, 10/25/2026	65,796
400,000		Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.750%, 01/26/2021	404,822
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Utilities—continued
$250,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	$249,651
150,000	[2,3]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/04/2026	145,052
150,000		Generacion Mediterranea SA, Sr. Unsecd. Note, Series REGS, 9.625%, 07/27/2023	164,250
53,000	[2,3]	Genneia SA, Sr. Unsecd. Note, Series 144A, 8.750%, 01/20/2022	56,488
200,000		Inkia Energy Ltd., Series REGS, 8.375%, 04/04/2021	207,700
490,000		Israel Electric Corp. Ltd., Series REGS, 7.250%, 01/15/2019	526,088
200,000	[2,3]	Korea East-West Power Co., Sr. Unsecd. Note, Series 144A, 2.625%, 06/19/2022	198,195
100,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.750%, 01/20/2020	112,000
200,000		Majapahit Holding BV, Series REGS, 7.875%, 06/29/2037	262,000
110,000		National Rural Utilities, Sr. Unsecd. Note, 2.950%, 02/07/2024	111,109
400,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	410,826
65,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	67,400
300,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	294,200
250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	245,063
120,000	[2,3]	Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.800%, 03/15/2047	127,684
200,000	[2,3]	State Grid Overseas Investment 2016 Ltd., 3.500%, Series 144A, 05/04/2027	200,494
200,000		TNB Global Ventures Capital Bhd, Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026	195,204
140,000		Virginia Electric & Power, Sr. Unsecd. Note, Series A, 3.500%, 03/15/2027	144,259
		TOTAL	5,736,831
		TOTAL CORPORATE BONDS (IDENTIFIED COST $83,126,554)	84,785,844
		FOREIGN GOVERNMENTS/AGENCIES—4.5%
		Sovereign—4.5%
150,000		Argentina, Government of, Sr. Unsecd. Note, 5.625%, 01/26/2022	153,600
150,000		Argentina, Government of, Sr. Unsecd. Note, 6.875%, 01/26/2027	155,100
700,000		Argentina, Government of, Sr. Unsecd. Note, 7.500%, 04/22/2026	752,500
200,000		Armenia, Government of, Sr. Unsecd. Note, Series REGS, 7.150%, 03/26/2025	218,676
200,000		Bahrain, Government of, Series REGS, 5.500%, 03/31/2020	208,338
200,000	[2,3]	Belarus, Government of, Sr. Unsecd. Note, Series 144A, 7.625%, 06/29/2027	204,099
30,000	[2,3]	Belize, Government of, Sr. Unsecd. Note, Series 144A, 4.938%, 02/20/2034	18,525
200,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 02/21/2047	191,000
1,100,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 04/07/2026	1,186,900
330,000	[2,3]	Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.500%, 11/19/2025	389,400
200,000		Chile, Government of, Sr. Unsecd. Note, 3.860%, 06/21/2047	200,500
200,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 04/25/2027	201,800
400,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 07/12/2021	425,600
300,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 06/15/2045	301,800
500,000		Costa Rica, Government of, Series REGS, 4.375%, 04/30/2025	474,285
300,000		Croatia, Government of, Sr. Unsecd. Note, Series REGS, 5.500%, 04/04/2023	328,077
250,000	[2,3]	Dominican Republic, Government of, Series 144A, 5.875%, 04/18/2024	263,685
200,000	[2,3]	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.500%, 01/27/2025	206,500
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series REGS, 7.450%, 04/30/2044	171,000
200,000	[2,3]	Ecuador, Government of, Series 144A, 7.950%, 06/20/2024	187,000
200,000		Ecuador, Government of, Series REGS, 7.950%, 06/20/2024	187,000
265,000	[2,3]	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 6.125%, 01/31/2022	270,698
400,000	[2,3]	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 8.500%, 01/31/2047	431,179
100,000	[2,3]	El Salvador, Government of, Sr. Unsecd. Note, Series 144A, 8.625%, 02/28/2029	104,000
50,000	[2,3]	El Salvador, Government of, 6.375%, Series 144A, 01/18/2027	45,125
150,000		El Salvador, Government of, Series REGS, 7.625%, 02/01/2041	139,241
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
200,000		Ethiopia, Government of, Sr. Unsecd. Note, Series REGS, 6.625%, 12/11/2024	$198,100
200,000		Ghana, Government of, Series REGS, 7.875%, 08/07/2023	203,992
200,000		Ghana, Government of, Sr. Unsecd. Note, Series REGS, 9.250%, 09/15/2022	215,602
200,000		Guatemala, Government of, Sr. Unsecd. Note, Series REGS, 5.750%, 06/06/2022	217,762
200,000		Honduras, Government of, Series REGS, 8.750%, 12/16/2020	227,174
150,000	[2,3]	Honduras, Government of, Sr. Unsecd. Note, Series 144A, 6.250%, 01/19/2027	154,875
156,000		Hungary, Government of, 4.125%, 02/19/2018	158,193
780,000	[2,3]	Indonesia, Government of, Series 144A, 3.375%, 04/15/2023	783,198
800,000		Indonesia, Government of, Series REGS, 5.375%, 10/17/2023	888,623
250,000	[2,3]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.150%, 03/29/2027	253,750
400,000	[2,3]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.550%, 03/29/2026	416,520
200,000		Indonesia, Government of, Sr. Unsecd. Note, Series REGS, 4.750%, 01/08/2026	214,671
200,000		Indonesia, Government of, Sr. Unsecd. Note, Series REGS, 5.250%, 01/17/2042	216,174
400,000	[2,3]	Indonesia, Government of, Unsecd. Note, Series 144A, 4.350%, 09/10/2024	417,000
400,000		Israel, Government of, Sr. Unsecd. Note, 2.875%, 03/16/2026	398,387
400,000	[2,3]	Ivory Coast, Government of, Sr. Unsecd. Note, Series 144A, 6.125%, 06/15/2033	384,000
192,080		Ivory Coast, Government of, Sr. Unsecd. Note, Series REGs, 5.750%, 12/31/2032	184,397
200,000		Jamaica, Government of, Sr. Unsecd. Note, 6.750%, 04/28/2028	226,500
200,000		Kazakhstan, Government of, Series REGS, 4.875%, 10/14/2044	197,294
300,000		Kenya, Government of, Series REGS, 6.875%, 06/24/2024	306,750
200,000	[2,3]	Kuwait, Government of, Sr. Unsecd. Note, Series 144A, 3.500%, 03/20/2027	204,320
200,000		Lebanon, Government of, Sr. Unsecd. Note, Series GMTN, 5.450%, 11/28/2019	200,578
200,000		Lebanon, Government of, Sr. Unsecd. Note, Series GMTN, 6.250%, 11/04/2024	197,837
700,000		Mexico, Government of, Series MTN, 4.750%, 03/08/2044	700,700
300,000		Mexico, Government of, Sr. Secd. Note, 4.350%, 01/15/2047	281,760
300,000		Mexico, Government of, Sr. Unsecd. Note, 4.150%, 03/28/2027	310,650
200,000	[2,3]	Oman, Government of, Sr. Unsecd. Note, Series 144A, 5.375%, 03/08/2027	204,500
300,000	[2,3]	Oman, Government of, Sr. Unsecd. Note, Series 144A, 6.500%, 03/08/2047	306,154
200,000		Pakistan, Government of, Sr. Unsecd. Note, Series REGS, 8.250%, 09/30/2025	228,987
300,000		Panama, Government of, Sr. Unsecd. Note, 3.750%, 03/16/2025	309,000
200,000	[2,3]	Paraguay, Government of, Series 144A, 6.100%, 08/11/2044	221,500
100,000		Peru, Government of, Bond, 8.750%, 11/21/2033	153,250
200,000		Peru, Government of, Sr. Unsecd. Note, 5.625%, 11/18/2050	242,300
600,000		Philippines, Government of, Sr. Unsecd. Note, 3.950%, 01/20/2040	626,095
400,000		Romania, Government of, Series REGS, 4.375%, 08/22/2023	424,300
200,000	[2,3]	Russia, Government of, Sr. Unsecd. Note, Series 144A, 4.750%, 05/27/2026	208,750
400,000	[2,3]	Russia, Government of, Sr. Unsecd. Note, Series 144A, 5.250%, 06/23/2047	402,789
300,000	[2,3]	Senegal, Government of, Unsecd. Note, Series 144A, 6.250%, 05/23/2033	304,420
600,000	[2,3]	Serbia, Government of, Series 144A, 7.250%, 09/28/2021	693,084
200,000		South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	184,746
400,000		South Africa, Government of, 5.875%, 05/30/2022	436,750
200,000	[2,3]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.200%, 05/11/2027	199,682
300,000		Sri Lanka, Government of, Sr. Unsecd. Note, Series REGS, 5.875%, 07/25/2022	310,636
200,000		Turkey, Government of, 3.250%, 03/23/2023	187,598
400,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 04/14/2026	379,656
600,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 04/16/2043	532,080
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 05/11/2047	195,600
600,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 03/25/2027	638,856
160,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.750%, 09/01/2020	163,840
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
400,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.750%, 09/01/2022	$402,000
100,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.750%, 09/01/2024	98,034
140,000	[2,3]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2020	143,360
110,000	[2,3]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2024	107,837
100,000		Ukraine, Government of, Unsecd. Note, Series REGS, 7.750%, 09/01/2019	103,250
110,000	[2,3]	Ukraine, Government of, Unsecd. Note, Series GDP., 1.000%, 05/31/2040	42,720
580,000		Uruguay, Government of, Sr. Unsecd. Note, 5.100%, 06/18/2050	590,875
1,600,000		Venezuela, Government of, 7.000%, 03/31/2038	668,000
200,000		Vietnam, Government of, Sr. Unsecd. Note, Series REGS, 4.800%, 11/19/2024	210,186
300,000	[2,3]	Zambia, Government of, Series 144A, 8.970%, 07/30/2027	319,560
400,000		Zambia, Government of, Series REGS, 5.375%, 09/20/2022	374,596
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $25,391,785)	26,189,426
		MORTGAGE-BACKED SECURITIES—16.7%
		Federal Home Loan Mortgage Corporation—5.0%
$2,882,982		Federal Home Loan Mortgage Corp. Pool A88745, 4.500%, 30 Year, 10/01/2037	3,116,241
453,902		Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/01/2040	468,454
422,084		Federal Home Loan Mortgage Corp. Pool G08554, 3.500%, 30 Year, 10/01/2043	435,352
970,066		Federal Home Loan Mortgage Corp. Pool G08563, 4.000%, 30 Year, 01/01/2044	1,023,601
761,495		Federal Home Loan Mortgage Corp. Pool G08567, 4.000%, 30 Year, 01/01/2044	800,665
1,500,241		Federal Home Loan Mortgage Corp. Pool G08608, 3.000%, 30 Year, 09/01/2044	1,501,817
4,559,387		Federal Home Loan Mortgage Corp. Pool G08705, 3.000%, 30 Year, 05/01/2046	4,552,779
2,696,863		Federal Home Loan Mortgage Corp. Pool G08710, 3.000%, 30 Year, 06/01/2046	2,692,955
1,555,722		Federal Home Loan Mortgage Corp. Pool G18579, 3.500%, 15 Year, 12/01/2030	1,623,811
2,643,577		Federal Home Loan Mortgage Corp. Pool G60440, 3.500%, 30 Year, 03/01/2046	2,728,742
7,609		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 03/01/2023	8,021
898,872		Federal Home Loan Mortgage Corp. Pool Q19607, 4.000%, 30 Year, 07/01/2043	948,478
249,130		Federal Home Loan Mortgage Corp. Pool Q21934, 4.000%, 30 Year, 09/01/2043	262,879
3,392,221		Federal Home Loan Mortgage Corp. Pool Q39440, 4.000%, 30 Year, 03/01/2046	3,570,950
2,612,589		Federal Home Loan Mortgage Corp. Pool V82514, 3.500%, 30 Year, 07/01/2046	2,690,633
2,835,424		Federal Home Loan Mortgage Corp. Pool V82653, 3.500%, 30 Year, 10/01/2046	2,920,125
		TOTAL	29,345,503
		Government National Mortgage Association—0.5%
10,590		Government National Mortgage Association Pool 2796, 7.000%, 08/20/2029	12,347
5,456		Government National Mortgage Association Pool 3040, 7.000%, 02/20/2031	6,416
15,596		Government National Mortgage Association Pool 3188, 6.500%, 01/20/2032	18,055
20,545		Government National Mortgage Association Pool 3239, 6.500%, 05/20/2032	23,554
1,066,674		Government National Mortgage Association Pool MA2445, 3.500%, 30 Year, 12/20/2044	1,105,166
1,304,159		Government National Mortgage Association Pool MA2521, 3.500%, 30 Year, 01/20/2045	1,351,221
		TOTAL	2,516,759
		Federal National Mortgage Association—11.2%
1,339,136		Federal National Mortgage Association Pool AH2899, 4.500%, 30 Year, 01/01/2041	1,464,694
1,216,349		Federal National Mortgage Association Pool AL4168, 2.500%, 15 Year, 09/01/2028	1,226,243
2,331,682		Federal National Mortgage Association Pool AO7977, 3.000%, 15 Year, 06/01/2027	2,397,909
54,482		Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 07/01/2042	56,265
1,243,411		Federal National Mortgage Association Pool AS2979, 3.000%, 15 Year, 08/01/2029	1,281,254
1,607,570		Federal National Mortgage Association Pool AS4314, 2.500%, 15 Year, 01/01/2030	1,619,390
2,524,834		Federal National Mortgage Association Pool AS5102, 3.000%, 15 Year, 06/01/2030	2,597,731
3,087,190		Federal National Mortgage Association Pool AS5693, 3.000%, 30 Year, 08/01/2045	3,086,092
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$3,813,698		Federal National Mortgage Association Pool AS6222, 4.000%, 30 Year, 11/01/2045	$4,017,463
2,326,011		Federal National Mortgage Association Pool AS7375, 3.000%, 30 Year, 06/01/2046	2,323,730
2,818,690		Federal National Mortgage Association Pool AS7492, 4.000%, 30 Year, 07/01/2046	2,962,906
1,398,290		Federal National Mortgage Association Pool AS7510, 4.000%, 30 Year, 07/01/2046	1,469,833
1,871,981		Federal National Mortgage Association Pool AS7582, 3.000%, 30 Year, 07/01/2046	1,870,145
1,854,284		Federal National Mortgage Association Pool AS7698, 2.500%, 15 Year, 08/01/2031	1,866,760
1,892,585		Federal National Mortgage Association Pool AS7796, 3.000%, 30 Year, 08/01/2046	1,890,730
1,441,097		Federal National Mortgage Association Pool AX0833, 3.500%, 30 Year, 09/01/2044	1,485,328
3,305,874		Federal National Mortgage Association Pool AZ9565, 3.500%, 30 Year, 12/01/2045	3,396,493
4,038,081		Federal National Mortgage Association Pool BA3989, 3.500%, 30 Year, 02/01/2046	4,148,770
4,091,615		Federal National Mortgage Association Pool BC0575, 3.500%, 30 Year, 12/01/2045	4,203,771
1,834,802		Federal National Mortgage Association Pool BC5622, 3.500%, 30 Year, 05/01/2046	1,885,097
2,664,309		Federal National Mortgage Association Pool BC5660, 3.500%, 30 Year, 07/01/2046	2,737,550
1,397,672		Federal National Mortgage Association Pool BC6063, 2.500%, 15 Year, 06/01/2031	1,407,075
1,884,536		Federal National Mortgage Association Pool BC8059, 3.500%, 30 Year, 05/01/2046	1,936,194
2,985,608		Federal National Mortgage Association Pool BC9762, 3.000%, 30 Year, 06/01/2046	2,982,681
1,818,055		Federal National Mortgage Association Pool BC9803, 2.500%, 15 Year, 06/01/2031	1,830,286
1,782,431		Federal National Mortgage Association Pool BD1880, 2.500%, 15 Year, 06/01/2031	1,794,423
3,912,489		Federal National Mortgage Association Pool BE2909, 3.500%, 30 Year, 12/01/2046	4,020,041
1,749,780		Federal National Mortgage Association Pool MA2644, 2.500%, 15 Year, 06/01/2031	1,761,553
1,748,276		Federal National Mortgage Association Pool MA2684, 3.000%, 15 Year, 07/01/2031	1,796,293
		TOTAL	65,516,700
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $99,440,335)	97,378,962
		PURCHASED PUT OPTIONS—0.4%
400,000		iShares iBoxx $ High Yield Corp Bond Fund Strike Price: $86.00; Expiration Date: 9/7/2017	46,000
170,000		SPDR S&P500 ETF Trust Strike Price: $205.00; Expiration Date: 03/16/2018	503,200
480,000		SPDR S&P500 ETF Trust Strike Price: $205.00; Expiration Date: 1/19/2018	948,000
560,000		SPDR S&P500 ETF Trust Strike Price: $215.00; Expiration Date: 9/15/2017	403,200
425,000		SPDR S&P500 ETF Trust Strike Price: $227.00; Expiration Date: 8/18/2017	331,500
240,000		SPDR S&P500 ETF Trust Strike Price: $235.00; Expiration Date: 7/21/2017	144,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $3,157,188)	2,375,900
		U.S. TREASURY—0.5%
3,000,000		United States Treasury Note, 0.875%, 08/15/2017 (IDENTIFIED COST $2,999,953)	2,999,531
		INVESTMENT COMPANY—15.4%
13,419,148	[7]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $87,138,547)	89,908,294
		REPURCHASE AGREEMENT—2.4%
14,181,000		Interest in $1,185,000,000 joint repurchase agreement 1.10%, dated 6/30/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,185,108,625 on 7/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,220,661,884. (IDENTIFIED COST $14,181,000)	14,181,000
		TOTAL INVESTMENTS—97.6% (IDENTIFIED COST $553,302,852)[8]	570,445,313
		OTHER ASSETS AND LIABILITIES - NET—2.4%[9]	14,134,044
		TOTAL NET ASSETS—100%	$584,579,357
Semi-Annual Shareholder Report

At June 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1S&P 500 Index Long Futures	553	$334,689,425	September 2017	$(976,460)
[1]United States Treasury Notes 2-Year Long Futures	100	$21,610,938	September 2017	$(31,272)
[1]United States Treasury Long Bond Short Futures	3	$461,063	September 2017	$(4,226)
[1]United States Treasury Notes 5-Year Short Futures	89	$10,487,398	September 2017	$22,945
[1]United States Treasury Notes 10-Year Short	170	$21,340,313	September 2017	$61,898
[1]United States Treasury Ultra Bond Short Futures	65	$10,781,875	September 2017	$(202,261)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,129,376)
At June 30, 2017, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Reference Entity	Buy/ Sell	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread at 6/30/2017[10]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays Capital, Inc.	CDX Index EM Series 26	Buy	1.00%	6/20/2022	2.00%	$4,500,000	$205,875	$199,949	$5,926
Barclays Capital, Inc.	Government of Turkey Bond	Buy	1.00%	6/20/2022	1.98%	$200,000	$8,629	$11,688	$(3,059)
Barclays Capital, Inc.	Republic of South Africa	Buy	1.00%	6/20/2022	2.02%	$400,000	$17,965	$16,862	$1,103
TOTAL SWAP CONTRACTS							$232,469	$228,499	$3,970
At June 30, 2017, the Fund had the following outstanding written option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
1SPDR S&P 500 ETF Trust (Put Option)	March 2018	$175.00	1,700	$(170,850)
1SPDR S&P 500 ETF Trust (Put Option)	January 2018	$180.00	4,800	$(345,600)
(PREMIUMS RECEIVED $731,024)				$(516,450)
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Swap Contracts and Written Option Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2017, these restricted securities amounted to $34,356,158, which represented 5.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2017, these liquid restricted securities amounted to $34,356,158, which represented 5.9% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Issuer in default.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	The cost of investments for federal tax purposes amounts to $553,413,597.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$225,799,410	$—	$—	$225,799,410
International	9,325,406	—	—	9,325,406
Debt Securities:
Adjustable Rate Mortgages	—	12,221	—	12,221
Asset-Backed Securities	—	200,914	—	200,914
Collateralized Mortgage Obligations	—	14,659,677	—	14,659,677
Commercial Mortgage-Backed Securities	—	2,628,728	—	2,628,728
Corporate Bonds	—	84,785,844	0	84,785,844
Foreign Governments/Agencies	—	26,189,426	—	26,189,426
Mortgage-Backed Securities	—	97,378,962	—	97,378,962
U.S. Treasury	—	2,999,531	—	2,999,531
Purchased Put Options	2,375,900	—	—	2,375,900
Investment Company	89,908,294	—	—	89,908,294
Repurchase Agreement	—	14,181,000	—	14,181,000
TOTAL SECURITIES	$327,409,010	$243,036,303	$0	$570,445,313
Other Financial Instruments
Assets
Futures Contracts	$84,843	$—	$—	$84,843
Swap Contracts	—	232,469	—	232,469
Liabilities
Futures Contracts	$(1,214,219)	$—	$—	$(1,214,219)
Written Option Contracts	(516,450)	—	—	(516,450)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,645,826)	$232,469	$—	$(1,413,357)
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2017	Year Ended December 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.52	$9.29	$10.54	$11.30	$9.56	$9.22
Income From Investment Operations:
Net investment income[1]	0.19	0.34	0.44	0.54	0.50	0.44
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	0.58	0.34	(1.20)	(0.12)	1.54	0.77
TOTAL FROM INVESTMENT OPERATIONS	0.77	0.68	(0.76)	0.42	2.04	1.21
Less Distributions:
Distributions from net investment income	(0.40)	(0.45)	(0.44)	(0.38)	(0.30)	(0.29)
Distributions from net realized gain on investments, futures contracts, written options, swap contracts and foreign currency transactions	—	—	(0.05)	(0.80)	—	(0.58)
TOTAL DISTRIBUTIONS	(0.40)	(0.45)	(0.49)	(1.18)	(0.30)	(0.87)
Net Asset Value, End of Period	$9.89	$9.52	$9.29	$10.54	$11.30	$9.56
Total Return[2]	8.16%	7.69%	(7.64)%	4.01%	21.74%	13.55%
Ratios to Average Net Assets:
Net expenses	0.83%[4]	0.79%[3]	0.75%[3]	0.76%	0.82%	0.82%
Net investment income	3.85%[4]	3.72%	4.38%	4.99%	4.80%	4.75%
Expense waiver/reimbursement[5]	0.10%[4]	0.14%	0.16%	0.15%	0.16%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$584,579	$563,745	$631,701	$652,011	$451,067	$235,409
Portfolio turnover	51%	90%	97%	54%	52%	27%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	51%	90%	97%	54%	52%	27%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.79% and 0.75% for the years ended December 31, 2016 and 2015, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including $89,908,294 of investment in an affiliated holding (identified cost $553,302,852)		$570,445,313
Cash		7,533
Cash denominated in foreign currencies (identified cost $38,940)		39,294
Restricted cash (Note 2)		12,109,295
Income receivable		2,045,738
Swaps, at value (premium paid $228,499)		232,469
Receivable for investments sold		945,635
Receivable for shares sold		263,748
Receivable for daily variation margin on futures contracts		841,882
TOTAL ASSETS		586,930,907
Liabilities:
Payable for investments purchased	$1,311,442
Payable for shares redeemed	370,962
Written options outstanding (premium $731,024), at value	516,450
Payable for periodic payments to swap contracts	1,558
Payable to adviser (Note 5)	10,533
Payable for administrative fees (Note 5)	1,604
Payable for portfolio accounting fees	88,507
Accrued expenses (Note 5)	50,494
TOTAL LIABILITIES		2,351,550
Net assets for 59,085,483 shares outstanding		$584,579,357
Net Assets Consist of:
Paid-in capital		$594,113,452
Net unrealized appreciation of investments, futures contracts, written options, swap contracts and translation of assets and liabilities in foreign currency		16,231,983
Accumulated net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions		(36,762,458)
Undistributed net investment income		10,996,380
TOTAL NET ASSETS		$584,579,357
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$584,579,357 ÷ 59,085,483 shares outstanding, no par value, unlimited shares authorized		$9.89
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended June 30, 2017 (unaudited)
Investment Income:
Dividends (including $6,155,290 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $19,144)			$8,898,133
Interest			4,498,292
TOTAL INCOME			13,396,425
Expenses:
Investment adviser fee (Note 5)		$2,143,476
Administrative fee (Note 5)		286,588
Custodian fees		34,180
Transfer agent fee		22,189
Directors'/Trustees' fees (Note 5)		2,937
Auditing fees		16,002
Legal fees		4,273
Portfolio accounting fees		87,200
Printing and postage		48,627
Miscellaneous (Note 5)		14,362
TOTAL EXPENSES		2,659,834
Reimbursements:
Reimbursement of investment adviser fee (Note 5)	$(273,839)
Reimbursement of other operating expenses (Note 2)	(5,952)
TOTAL REIMBURSEMENTS		(279,791)
Net expenses			2,380,043
Net investment income			11,016,382
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $(96,489) on sales of investments in an affiliated holding (Note 5)) and foreign currency transactions			10,971,761
Net realized gain on futures contracts			28,552,548
Net realized gain on written options			2,250,466
Net realized loss on swap contracts			(162,397)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(5,430,931)
Net change in unrealized appreciation of futures contracts			(2,047,557)
Net change in unrealized appreciation of written options			130,541
Net change in unrealized appreciation of swap contracts			(672)
Net realized and unrealized gain on investments, futures contracts, written options, swap contracts and foreign currency transactions			34,263,759
Change in net assets resulting from operations			$45,280,141
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2017	Year Ended 12/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,016,382	$22,133,165
Net realized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	41,612,378	(19,131,364)
Net change in unrealized appreciation/depreciation of investments, futures contracts, written options, swap contracts and translation of assets and liabilities in foreign currency	(7,348,619)	39,613,681
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	45,280,141	42,615,482
Distributions to Shareholders:
Distributions from net investment income	(22,796,040)	(29,859,782)
Share Transactions:
Proceeds from sale of shares	32,717,570	65,300,190
Net asset value of shares issued to shareholders in payment of distributions declared	22,796,040	29,859,782
Cost of shares redeemed	(57,163,362)	(175,871,264)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,649,752)	(80,711,292)
Change in net assets	20,834,349	(67,955,592)
Net Assets:
Beginning of period	563,745,008	631,700,600
End of period (including undistributed net investment income of $10,996,380 and $22,776,038, respectively)	$584,579,357	$563,745,008
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2017 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation. Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) each are registered as a “commodity pool operator” with respect to operation of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense reimbursements of $279,791 is disclosed in this Note 2 and Note 5. For the six months ended June 30, 2017, the portfolio accountant reimbursed $5,952 of their fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to seek to increase income and to manage country, currency, duration, individual security, market, sector/asset class and yield curve risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at June 30, 2017 is $0. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account, offsets the amount due to the broker reducing the net settlement amount to zero.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund's Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $5,155,714. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $357,374,570 and $37,072,605, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At June 30, 2017, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The following is a summary of the Fund's written option activity:
Contracts	Number of Contracts	Premium
Outstanding at December 31, 2016	7,200	$659,783
Contracts written	71,700	5,601,621
Contracts expired	(21,225)	(638,350)
Contracts bought back	(51,175)	(4,892,030)
Outstanding at June 30, 2017	6,500	$731,024
Purchased option contracts outstanding at period-end are listed in the Fund's Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average market value of purchased call and put options held by the Fund throughout the period was $107,857 and $1,587,939, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
The average market value of written call and put options held by the Fund throughout the period was $34,107 and $624,900, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Afren PLC, Series 144A, 6.625%, 12/09/2020	11/26/2013 – 1/30/2014	$389,786	$0
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$(152,916)*
Equity contracts			Written option contracts outstanding at value	$516,450
	Total investments in securities at value-options	$2,375,900
	Receivable for daily variation margin on futures contracts	$(976,460)*
Credit contracts	Swaps, at value	$232,469
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,478,993		$516,450
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Forward Exchange Contracts[1]	Purchased Options[1]	Written Option Contracts	Total
Interest rate contracts	$—	$(464,169)	$—	$—	$—	$(464,169)
Foreign exchange contracts	$—	$—	$177	$—	$—	$177
Credit contracts	$(162,397)	$—	$—	$—	$—	$(162,397)
Equity contracts	$—	$29,016,717	$—	$(5,843,077)	$2,250,466	$25,424,106
TOTAL	$(162,397)	$28,552,548	$177	$(5,843,077)	$2,250,466	$24,797,717
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Purchased Options[2]	Written Option Contracts	Total
Interest rate contracts	$—	$(385,623)	$—	$—	$(385,623)
Credit contracts	$(672)	$—	$—	$—	$(672)
Equity contracts	$—	$(1,661,934)	$562,304	$130,541	$(969,089)
TOTAL	$(672)	$(2,047,557)	$562,304	$130,541	(1,355,384)
1	The net realized gain (loss) on Forward Exchange Contracts and Purchased Options is found within the Net realized gain on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized appreciation/depreciation of Purchased Options is found within the Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2017	Year Ended 12/31/2016
Shares sold	3,336,749	7,258,508
Shares issued to shareholders in payment of distributions declared	2,357,398	3,404,764
Shares redeemed	(5,828,136)	(19,435,105)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(133,989)	(8,771,833)
4. FEDERAL TAX INFORMATION
At June 30, 2017, the cost of investments for federal tax purposes was $553,413,597. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) futures contracts; (b) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (c) written options; and (d) swap contracts was $17,031,716. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,089,432 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,057,716.
At December 31, 2016, the Fund had a capital loss carryforward of $75,036,118 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$49,871,144	$23,983,592	$73,854,736
2017	$1,181,382	NA	$1,181,382
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to Commodities Futures Trading Commission Rule 4.5. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2017, the annualized fee paid to FAS was 0.100% of average daily net assets of the Fund.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2017, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.89% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,364,438 and $528,722, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Co-Advisers or an affiliate of the Co-Advisers. The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2017, the Co-Advisers reimbursed $273,839. Transactions involving the affiliated holdings during the six months ended June 30, 2017, were as follows:
	Balance of Shares Held 12/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2017	Value	Dividend Income
Federated High Income Bond Fund II Primary Shares	13,177,126	1,163,326	(921,304)	13,419,148	$89,908,294	$6,155,290
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2017, were as follows:
Purchases	$278,317,986
Sales	$260,063,792
Semi-Annual Shareholder Report

7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At June 30, 2017, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	82.2%
China	1.3%
Mexico	1.2%
Other[1]	12.9%
1	Countries representing less than 1.0% have been aggregated under the designation “Other.”
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2017, the Fund had no outstanding loans. During the six months ended June 30, 2017, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2017, there were no outstanding loans. During the six months ended June 30, 2017, the program was not utilized.
10. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1]
Actual	$1,000	$1,081.60	$4.28
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.70	$4.16
1	Expenses are equal to the Fund's annualized net expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Managed Volatility Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract, under which Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Federated Investment Management Company will serve as co-advisers to the Fund (“Co-Advisers”) for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of each Co-Adviser and their advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers in addition to considering the allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Co-Advisers also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Co-Advisers or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Co-Advisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Co-Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Co-Advisers in sponsoring the Fund; the continuing state of
Semi-Annual Shareholder Report

competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The investment advisory contract between the Fund and the Co-Advisers provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The investment advisory contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, as well as in connection with its May meetings, the Board considered the fee allocation and analyzed whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied with that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of the Co-Advisers and their affiliates dedicated to the Fund. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate in the implementation of the Fund's strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. In this regard, the Board evaluated, among other things, the Co-Advisers' personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Co-Advisers. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Co-Advisers are executing the Fund's investment program. The Co-Advisers' ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Co-Advisers' investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his
Semi-Annual Shareholder Report

view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Co-Advisers and recognized the efforts being taken by the Co-Advisers in the context of the other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Co-Advisers have made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Co-Advisers' investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Co-Advisers' industry standing and reputation and with the expectation that the Co-Advisers will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the
Semi-Annual Shareholder Report

investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Co-Advisers by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Co-Advisers and their affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Managed Volatility Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
G00433-03 (8/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2017
Federated Fund for U.S. Government Securities II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2017 through June 30, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2017, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	39.4%
U.S. Treasury Securities	27.7%
U.S. Government Agency Commercial Mortgage-Backed Securities	18.0%
U.S. Government Agency Securities	6.0%
Asset-Backed Securities	3.4%
Non-Agency Mortgage-Backed Securities	2.7%
Repurchase Agreements	1.8%
Non-Agency Commercial Mortgage-Backed Securities	0.6%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
June 30, 2017 (unaudited)
Principal Amount			Value
		U.S. TREASURY—27.7%
		U.S. Treasury Bonds—5.4%
$500,000		2.250%, 8/15/2046	$440,883
750,000		2.500%, 2/15/2045	700,965
1,000,000		2.750%, 8/15/2042	989,981
1,200,000		2.875%, 8/15/2045	1,208,256
1,750,000		3.000%, 11/15/2044 - 11/15/2045	1,806,828
1,950,000		4.750%, 2/15/2037	2,599,961
		TOTAL	7,746,874
		U.S. Treasury Notes—22.3%
3,000,000		1.125%, 6/30/2021 - 7/31/2021	2,925,430
7,000,000		1.375%, 2/29/2020 - 9/30/2020	6,960,465
1,250,000		1.500%, 8/15/2026	1,169,682
2,750,000		1.625%, 7/31/2020 - 10/31/2023	2,725,926
4,500,000		1.750%, 11/30/2021 - 5/31/2022	4,485,059
4,500,000		1.875%, 1/31/2022 - 3/31/2022	4,504,190
4,500,000		2.000%, 8/31/2021 - 2/15/2023	4,510,151
1,000,000		2.250%, 2/15/2027	995,542
500,000		2.375%, 5/15/2027	503,320
3,000,000		3.125%, 5/15/2021	3,155,976
		TOTAL	31,935,741
		TOTAL U.S. TREASURY (IDENTIFIED COST $39,417,257)	39,682,615
		ASSET-BACKED SECURITIES—3.4%
		Auto Receivables—2.3%
1,223,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,235,403
2,030,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	2,055,626
		TOTAL	3,291,029
		Other—1.1%
451,418	[1,2]	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	457,710
695,756	[1,2]	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	702,462
466,139	[1,2]	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	470,057
		TOTAL	1,630,229
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,865,027)	4,921,258
		GOVERNMENT AGENCIES—6.0%
		Federal Farm Credit System—0.9%
1,000,000		5.750%, 12/7/2028	1,287,873
		Federal Home Loan Bank System—1.1%
1,100,000		7.125%, 2/15/2030	1,585,226
		Federal Home Loan Mortgage Corporation—0.1%
72,000		6.750%, 9/15/2029	101,769
		Federal National Mortgage Association—1.0%
1,500,000		2.125%, 4/24/2026	1,465,040
		Tennessee Valley Authority Bonds—2.9%
1,700,000		Tennessee Valley Authority, 2.875%, 2/1/2027	1,743,675
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,397,727
		TOTAL	4,141,402
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,326,701)	8,581,310
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2

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—39.4%
		Government Agency—0.8%
$1,171,383	[1,2]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	$1,161,102
		Federal Home Loan Mortgage Corporation—16.2%
5,570,416		3.000%, 8/1/2043 - 1/1/2047	5,572,534
4,049,619		3.500%, 4/1/2042 - 9/1/2043	4,180,182
3,568,297		4.000%, 12/1/2041 - 1/1/2042	3,771,914
3,741,902		4.500%, 6/1/2019 - 4/1/2041	4,017,942
1,589,341		5.000%, 7/1/2019 - 6/1/2040	1,726,243
2,326,339		5.500%, 12/1/2020 - 3/1/2040	2,584,812
699,285		6.000%, 1/1/2032 - 7/1/2037	793,603
153,442		6.500%, 6/1/2022 - 5/1/2031	173,802
261,123		7.000%, 12/1/2029 - 4/1/2032	307,337
41,517		7.500%, 12/1/2030 - 1/1/2031	49,251
6,859		8.500%, 5/1/2030	8,280
2,761		9.000%, 2/1/2025 - 5/1/2025	3,194
		TOTAL	23,189,094
		Federal National Mortgage Association—13.9%
7,280,640		3.500%, 8/1/2042 - 2/1/2047	7,515,869
3,944,230		4.000%, 2/1/2041 - 4/1/2042	4,171,454
4,407,501		4.500%, 12/1/2019 - 2/1/2042	4,742,084
965,014		5.000%, 7/1/2034 - 7/1/2040	1,058,022
687,818		5.500%, 11/1/2021 - 4/1/2036	764,672
1,129,795		6.000%, 8/1/2021 - 3/1/2038	1,271,634
102,238		6.500%, 6/1/2029 - 11/1/2035	117,770
235,823		7.000%, 2/1/2024 - 4/1/2032	276,692
7,589		7.500%, 8/1/2028 - 2/1/2030	8,929
11,134		8.000%, 7/1/2030	13,414
		TOTAL	19,940,540
		Government National Mortgage Association—8.5%
1,581,696		3.000%, 7/20/2045	1,600,566
4,668,921		3.500%, 6/20/2046	4,840,321
2,798,044		4.500%, 6/20/2039 - 8/20/2040	3,007,334
482,549		5.000%, 7/15/2034	537,686
1,457,660		6.000%, 4/15/2032 - 7/20/2038	1,667,991
489,247		6.500%, 12/15/2023 - 5/15/2032	568,011
10,129		7.500%, 10/15/2029 - 3/20/2030	12,003
2,245		8.000%, 4/15/2030	2,671
		TOTAL	12,236,583
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $54,368,677)	56,527,319
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.7%
		Non-Agency Mortgage-Backed Securities—2.7%
168,451		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	132,383
434,488	[1,2]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	443,241
967,958	[1,2]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	987,526
161,075		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	162,699
568,534	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	583,742
1,479,931	[1,2]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,509,904
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,825,821)	3,819,495
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3

Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—18.6%
		Agency Commercial Mortgage-Backed Securities—18.0%
$2,912,000	[1,2]	FREMF Mortgage Trust 2011-K701, 4.286%, 7/25/2048	$2,927,176
2,616,448		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	2,665,241
1,250,000		FHLMC REMIC K054 A2, 2.745%, 1/25/2026	1,249,919
2,795,893		FHLMC REMIC K060 A1, 2.958%, 7/25/2026	2,861,828
1,800,000		FHLMC REMIC K504 A2, 2.566%, 9/25/2020	1,830,721
3,912,966		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	3,942,167
1,950,748		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	1,965,421
2,374,970		FHLMC REMIC K720 A1, 2.316%, 11/25/2021	2,399,963
1,381,354		FHLMC REMIC K721 A1, 2.610%, 1/25/2022	1,405,077
4,479,736		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	4,500,247
		TOTAL	25,747,760
		Non-Agency Commercial Mortgage-Backed Securities—0.6%
900,000	[1,2]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 2.559%, 11/15/2033	906,742
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $26,894,051)	26,654,502
		REPURCHASE AGREEMENT—1.8%
2,528,000		Interest in $1,185,000,000 joint repurchase agreement 1.10%, dated 6/30/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,185,108,625 on 7/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,220,661,884. (IDENTIFIED COST $2,528,000)	2,528,000
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $139,225,534)[3]	142,714,499
		OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	581,668
		TOTAL NET ASSETS—100%	$143,296,167
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2017, these restricted securities amounted to $10,149,662, which represented 7.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2017, these liquid restricted securities amounted to $10,149,662, which represented 7.1% of total net assets.
3	The cost of investments for federal tax purposes amounts to $139,205,593.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2017	Year Ended December 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.78	$10.88	$11.12	$10.95	$11.55	$11.66
Income From Investment Operations:
Net investment income	0.12[1]	0.23[1]	0.25[1]	0.27[1]	0.26[1]	0.30[1]
Net realized and unrealized gain (loss) on investments	0.03	(0.06)	(0.19)	0.23	(0.49)	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.15	0.17	0.06	0.50	(0.23)	0.33
Less Distributions:
Distributions from net investment income	(0.25)	(0.27)	(0.30)	(0.33)	(0.37)	(0.44)
Net Asset Value, End of Period	$10.68	$10.78	$10.88	$11.12	$10.95	$11.55
Total Return[2]	1.45%	1.61%	0.52%	4.62%	(2.05)%	2.98%
Ratios to Average Net Assets:
Net expenses	0.78%[3]	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income	2.18%[3]	2.12%	2.25%	2.45%	2.34%	2.60%
Expense waiver/reimbursement[4]	0.06%[3]	0.06%	0.03%	0.04%	0.03%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$143,296	$152,795	$168,742	$187,012	$201,117	$246,569
Portfolio turnover	10%	53%	34%	51%	94%	127%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	10%	41%	27%	26%	38%	31%
1	Per share amounts have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Statement of Assets and Liabilities
June 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including (identified cost $139,225,534)		$142,714,499
Cash		273
Income receivable		548,274
Receivable for shares sold		128,433
TOTAL ASSETS		143,391,479
Liabilities:
Payable for shares redeemed	$47,730
Payable to adviser (Note 5)	2,097
Payable for administrative fees (Note 5)	310
Payable for portfolio accounting fees	43,915
Accrued expenses (Note 5)	1,260
TOTAL LIABILITIES		95,312
Net assets for 13,419,936 shares outstanding		$143,296,167
Net Assets Consist of:
Paid-in capital		$138,819,354
Net unrealized appreciation of investments		3,488,965
Accumulated net realized loss on investments		(628,930)
Undistributed net investment income		1,616,778
TOTAL NET ASSETS		$143,296,167
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$143,296,167 ÷ 13,419,936 shares outstanding, no par value, unlimited shares authorized		$10.68
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Operations
Six Months Ended June 30, 2017 (unaudited)
Investment Income:
Interest (including income on securities loaned of $246)		$2,193,066
Expenses:
Investment adviser fee (Note 5)	$444,855
Administrative fee (Note 5)	58,264
Custodian fees	8,515
Transfer agent fee	7,374
Directors'/Trustees' fees (Note 5)	1,203
Auditing fees	12,149
Legal fees	3,437
Portfolio accounting fees	51,068
Printing and postage	22,556
Miscellaneous (Note 5)	10,075
TOTAL EXPENSES	619,496
Waiver of investment adviser fee (Note 5)	(44,681)
Net expenses		574,815
Net investment income		1,618,251
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		53,429
Net change in unrealized appreciation of investments		521,458
Net realized and unrealized gain on investments		574,887
Change in net assets resulting from operations		$2,193,138
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2017	Year Ended 12/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,618,251	$3,457,240
Net realized gain on investments and futures contracts	53,429	180,091
Net change in unrealized appreciation/depreciation of investments	521,458	(906,896)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,193,138	2,730,435
Distributions to Shareholders:
Distributions from net investment income	(3,508,674)	(4,161,172)
Share Transactions:
Proceeds from sale of shares	6,507,732	29,512,173
Net asset value of shares issued to shareholders in payment of distributions declared	3,508,674	4,161,172
Cost of shares redeemed	(18,200,027)	(48,188,993)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,183,621)	(14,515,648)
Change in net assets	(9,499,157)	(15,946,385)
Net Assets:
Beginning of period	152,795,324	168,741,709
End of period (including undistributed net investment income of $1,616,778 and $3,507,201, respectively)	$143,296,167	$152,795,324
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Notes to Financial Statements
June 30, 2017 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. Significant ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform
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Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver of $44,681 is disclosed in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At June 30, 2017, the Fund had no outstanding futures contracts.
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Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of June 30, 2017, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2017	Year Ended 12/31/2016
Shares sold	606,004	2,694,329
Shares issued to shareholders in payment of distributions declared	332,891	386,367
Shares redeemed	(1,698,991)	(4,406,170)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(760,096)	(1,325,474)
4. FEDERAL TAX INFORMATION
At June 30, 2017, the cost of investments for federal tax purposes was $139,205,593. The net unrealized appreciation of investments for federal tax purposes was $3,508,906. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,236,468 and net unrealized depreciation from investments for those securities having an excess of cost over value of $727,562.
At December 31, 2016, the Fund had a capital loss carryforward of $503,418 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$405,138	$—	$405,138
2017	$98,280	NA	$98,280
As of December 31, 2016, for federal tax purposes, the Fund had $207,282 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2017, the Adviser voluntarily waived $44,681 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.76% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2017, were as follows:
Purchases	$—
Sales	$7,799,622
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2017, the Fund had no outstanding loans. During the six months ended June 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2017, there were no outstanding loans. During the six months ended June 30, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1]
Actual	$1,000	$1014.50	$3.90
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.90	$3.91
1	Expenses are equal to the Fund's annualized net expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

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Evaluation and Approval of Advisory Contract–May 2017
Federated Fund for U.S. Government Securities II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales
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charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
16

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
17

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
18

Federated Fund for U.S. Government Securities II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00433-01 (8/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2017
Share Class
Primary
Service

Federated High Income Bond Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2017 through June 30, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2017, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Health Care	10.5%
Technology	10.5%
Cable Satellite	7.4%
Packaging	6.2%
Media Entertainment	6.1%
Midstream	5.8%
Independent Energy	5.6%
Wireless Communications	4.6%
Pharmaceuticals	3.7%
Gaming	3.7%
Other[2]	32.5%
Cash Equivalents[3]	2.3%
Other Assets and Liabilities—Net[4]	1.1%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2017 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—96.6%
		Aerospace/Defense—1.1%
$475,000		Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$517,750
825,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	851,813
450,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	459,000
675,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	698,625
200,000		TransDigm, Inc., Sr. Sub., 6.375%, 6/15/2026	203,500
		TOTAL	2,730,688
		Automotive—2.8%
550,000	[1,2]	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	554,125
250,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	256,875
550,000	[1,2]	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2027	536,250
525,000	[1,2]	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	569,625
650,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	693,469
1,200,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	1,209,000
450,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	457,875
200,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	207,500
300,000	[1,2]	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	315,375
200,000	[1,2]	Schaeffler Verwaltung ZW, Series 144A, 4.50%, 9/15/2023	203,500
1,025,000	[1,2]	Schaeffler Verwaltung ZW, Series 144A, 4.75%, 9/15/2026	1,039,094
600,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	637,500
175,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	185,281
		TOTAL	6,865,469
		Banking—0.8%
1,675,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	1,769,219
200,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	208,500
		TOTAL	1,977,719
		Building Materials—1.9%
175,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	189,000
180,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	186,075
75,000	[1,2]	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	79,500
375,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	403,125
300,000	[1,2]	HD Supply, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2024	319,500
450,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	472,500
275,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	298,719
325,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	342,037
825,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	872,437
1,100,000	[1,2]	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	1,124,750
350,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 6/1/2027	360,937
		TOTAL	4,648,580
		Cable Satellite—7.4%
375,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	391,172
225,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	236,813
225,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	249,750
775,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	809,875
175,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	186,813
500,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	536,250
300,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	307,500
400,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	428,500
Semi-Annual Shareholder Report
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$200,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	$204,520
425,000	[1,2]	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	450,500
425,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	447,844
1,225,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,252,562
650,000		Charter Communications Holdings II, 5.75%, 1/15/2024	686,563
100,000		DISH DBS Corp., 5.00%, 3/15/2023	102,750
1,225,000		DISH DBS Corp., 5.875%, 7/15/2022	1,319,937
450,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	481,824
50,000		DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	59,375
300,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	324,000
875,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	728,437
925,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	857,937
300,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	300,375
625,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	726,562
225,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	271,406
450,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	496,170
125,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	128,906
400,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	426,000
675,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	699,469
675,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	700,312
855,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	889,200
275,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	296,313
375,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	391,710
200,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	210,000
900,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	949,500
275,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	286,344
725,000	[1,2]	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	742,219
300,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	309,750
200,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	202,750
		TOTAL	18,089,908
		Chemicals—2.3%
600,000	[1,2]	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	620,250
675,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	668,250
525,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	552,562
875,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	802,812
300,000	[1,2]	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	319,500
200,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	215,500
1,850,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	1,919,375
150,000	[1,2]	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	158,063
300,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	321,750
		TOTAL	5,578,062
		Construction Machinery—0.5%
175,000	[1,2]	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	182,875
450,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	464,625
450,000		United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	480,938
		TOTAL	1,128,438
		Consumer Cyclical Services—0.8%
225,000	[1,2]	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	235,969
625,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	625,000
450,000	[1,2]	KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	459,562
Semi-Annual Shareholder Report
3

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical Services—continued
$250,000		ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	$274,375
400,000	[1,2]	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	415,000
		TOTAL	2,009,906
		Consumer Products—2.3%
900,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	612,000
1,150,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	1,165,812
75,000	[1,2]	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	76,688
725,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	754,000
1,225,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	1,269,406
500,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	536,875
50,000		Scotts Miracle-Gro Co., Sr. Unsecd. Note, 5.25%, 12/15/2026	52,500
550,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	592,680
125,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	134,531
353,000		Springs Industries, Inc., 6.25%, 6/1/2021	364,914
100,000	[1,2]	Valvoline Finco Two LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 7/15/2024	106,000
		TOTAL	5,665,406
		Diversified Manufacturing—1.0%
825,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	864,187
200,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	201,000
1,225,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,278,594
		TOTAL	2,343,781
		Finance Companies—1.9%
150,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	153,000
1,175,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	1,201,790
50,000		Navient Corp., Sr. Unsecd. Note, 6.50%, 6/15/2022	53,125
100,000		Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	103,313
225,000		Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	242,437
125,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	129,375
125,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	131,134
1,150,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	1,204,050
1,400,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	1,452,500
		TOTAL	4,670,724
		Food & Beverage—1.8%
1,025,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	781,562
525,000		Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	553,219
425,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	449,969
375,000	[1,2]	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	390,469
125,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	129,375
750,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	750,000
400,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	413,500
100,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	103,250
775,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	807,937
		TOTAL	4,379,281
		Gaming—3.7%
200,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	216,750
800,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	859,000
675,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	698,625
500,000	[1,2]	Eagle II Acquisition Co. LLC, Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2025	531,875
325,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	355,807
100,000		MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	109,500
Semi-Annual Shareholder Report
4

Principal Amount			Value
		CORPORATE BONDS—continued
		Gaming—continued
$600,000		MGM Mirage, Inc., 7.75%, 3/15/2022	$705,750
675,000		MGM Resorts International, 6.00%, 3/15/2023	745,875
150,000		MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	152,250
675,000	[1,2]	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	704,531
350,000	[1,2]	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	357,437
700,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	729,750
600,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	610,500
1,225,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	1,237,250
400,000	[1,2]	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	406,000
212,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	221,010
275,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	268,813
175,000	[1,2]	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	179,484
		TOTAL	9,090,207
		Health Care—10.5%
350,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	363,781
625,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	668,750
1,025,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	976,312
350,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	363,125
250,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	254,063
500,000		CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	518,050
1,025,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	899,437
375,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	381,328
725,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	747,656
1,350,000		HCA, Inc., 5.00%, 3/15/2024	1,432,687
525,000		HCA, Inc., 5.875%, 2/15/2026	568,313
350,000		HCA, Inc., 5.875%, 5/1/2023	381,938
2,025,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,141,032
725,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	781,187
400,000	[1,2]	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	413,500
675,000		Iasis Healthcare LLC, Sr. Unsecd. Note, 8.375%, 5/15/2019	678,712
425,000		LifePoint Health, Inc., 5.875%, 12/1/2023	449,438
275,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2024	285,313
225,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	233,016
200,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	206,500
1,700,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	1,816,875
575,000	[1,2]	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	615,250
2,325,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	2,232,000
575,000	[1,2]	Sterigenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	590,813
1,350,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	1,393,875
575,000	[1,2]	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	583,625
1,325,000	[1,2]	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	1,288,562
675,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	702,000
325,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	346,125
300,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	306,000
675,000	[1,2]	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	679,219
925,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	927,312
175,000	[1,2]	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	174,781
153,000	[1,2]	Tenet Healthcare Corp., Term Loan—1st Lien, Series 144A, 4.625%, 7/15/2024	153,796
122,000	[1,2]	Tenet Healthcare Corp., Term Loan—1st Lien, Series 144A, 4.625%, 7/15/2024	122,458
125,000	[1,2]	Tenet Healthcare Corp., Term Loan—2nd Lien, Series 144A, 7.50%, 1/1/2022	135,913
Semi-Annual Shareholder Report
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Health Care—continued
$875,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	$1,008,437
		TOTAL	25,821,179
		Independent Energy—5.6%
750,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/1/2025	731,250
250,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	253,437
425,000	[1,2]	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	427,125
244,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	249,490
225,000	[1,2]	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2024	230,062
275,000		Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025	280,500
725,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	740,406
335,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	355,519
300,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	301,500
125,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	124,219
725,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 6/15/2027	713,219
575,000		Continental Resources, Inc., 4.50%, 4/15/2023	550,562
125,000	[1,2]	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	128,906
250,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	265,000
200,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 11/1/2024	200,000
375,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	375,937
75,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	75,563
350,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	342,125
325,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2025	321,344
225,000		Laredo Petroleum, 5.625%, 1/15/2022	219,375
225,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	224,437
350,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	354,812
725,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	511,125
225,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	218,813
475,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	463,125
150,000		PDC Energy, Inc., 7.75%, 10/15/2022	156,375
175,000	[1,2]	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 9/15/2024	178,500
100,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	105,500
125,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	125,313
125,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	126,563
200,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	190,000
200,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	208,500
200,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	208,500
250,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2025	251,562
300,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	286,500
50,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	49,125
150,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2022	148,125
350,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	366,187
250,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	222,500
125,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	113,438
50,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	47,875
50,000		SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	47,984
775,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	726,078
125,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	124,219
225,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	222,188
75,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	71,625
125,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	124,375
Semi-Annual Shareholder Report
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$150,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	$163,500
850,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	784,125
		TOTAL	13,706,508
		Industrial - Other—1.2%
275,000		Anixter, Inc., 5.50%, 3/1/2023	294,938
900,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	936,000
350,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	362,250
150,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	154,875
1,275,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	1,230,375
		TOTAL	2,978,438
		Insurance - P&C—1.8%
400,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	401,500
1,725,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	1,802,625
650,000	[1,2]	Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	660,563
650,000	[1,2]	NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	658,125
825,000	[1,2]	USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	841,500
		TOTAL	4,364,313
		Leisure—1.2%
350,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 5.875%, 11/15/2026	366,187
150,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 6.125%, 5/15/2027	158,672
250,000	[1,2]	Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2027	265,000
775,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
175,000	[1,2]	Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2024	178,063
350,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	363,125
400,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	419,000
275,000	[1,2]	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	277,370
950,000	[1,2]	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	980,875
		TOTAL	3,008,292
		Lodging—0.3%
475,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 4.625%, 4/1/2025	491,031
150,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	154,125
		TOTAL	645,156
		Media Entertainment—6.1%
700,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	718,375
150,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	157,125
275,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	289,094
275,000	[1,2]	CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	284,625
850,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	640,687
200,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	213,000
275,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	281,875
425,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	438,898
125,000	[1,2]	E.W. Scripps Co., Sr. Unsecd. Note, Series 144A, 5.125%, 5/15/2025	129,063
650,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	724,750
700,000		Gannett Co., Inc., 6.375%, 10/15/2023	741,125
100,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	103,375
375,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	379,688
500,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	511,250
1,100,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	1,157,750
250,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	272,813
Semi-Annual Shareholder Report
7

Principal Amount			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$700,000		Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	$730,625
650,000	[1,2]	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	659,750
900,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	936,000
625,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	642,187
775,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	797,281
75,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	72,938
550,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	564,437
1,175,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	1,201,437
1,075,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	1,131,437
500,000	[1,2]	Urban One, Inc., Series 144A, 7.375%, 4/15/2022	520,000
550,000	[1,2]	Urban One, Inc., Series 144A, 9.25%, 2/15/2020	530,750
150,000	[1,2]	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	153,750
75,000	[1,2]	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	77,156
		TOTAL	15,061,241
		Metals & Mining—2.6%
475,000	[1,2]	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 5/1/2025	501,125
325,000		ArcelorMittal SA, 6.125%, 6/1/2025	365,625
450,000	[1,2]	Coeur Mining, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/1/2024	438,187
775,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	724,625
1,275,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	1,144,312
175,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	181,344
325,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	342,063
100,000	[1,2]	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	99,625
450,000	[1,2]	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.375%, 3/31/2025	444,937
100,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	104,375
875,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	931,875
175,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	176,750
450,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	471,375
50,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.25%, 7/15/2041	52,125
375,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	434,063
		TOTAL	6,412,406
		Midstream—5.8%
350,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	364,042
100,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	105,042
350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	357,000
225,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	233,438
525,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	535,500
550,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	566,500
450,000	[1,2]	Antero Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 5.375%, 9/15/2024	462,375
500,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	502,500
150,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Sec. Fac. Bond, Series 144A, 5.125%, 6/30/2027	153,938
600,000		Cheniere Corpus Christi Holdings LLC, Term Loan—1st Lien, 5.875%, 3/31/2025	642,000
375,000		Cheniere Corpus Christi Holdings LLC, Term Loan—1st Lien, 7.00%, 6/30/2024	420,000
1,075,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	1,144,875
300,000		Ferrellgas LP/ Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	280,500
500,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	475,000
825,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	781,687
550,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	574,750
450,000		NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	473,625
150,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	165,882
Semi-Annual Shareholder Report
8

Principal Amount			Value
		CORPORATE BONDS—continued
		Midstream—continued
$225,000		Sabine Pass LNG LP, Term Loan—1st Lien, 5.00%, 3/15/2027	$239,707
550,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	550,000
275,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	273,625
550,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	550,000
925,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	928,469
475,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	479,750
125,000	[1,2]	Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	129,219
275,000	[1,2]	Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	286,000
300,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	316,125
425,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	443,062
475,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	507,062
325,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	353,437
675,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	730,687
275,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	283,938
		TOTAL	14,309,735
		Oil Field Services—0.8%
125,000		Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	122,969
250,000	[1,2]	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 12/15/2023	247,500
450,000	[1,2]	Tervita Escrow Corp., Term Loan—2nd Lien, Series 144A, 7.625%, 12/1/2021	455,625
350,000		Weatherford International Ltd., 7.00%, 3/15/2038	301,000
575,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	576,437
50,000	[1,2]	Weatherford International Ltd., Sr. Unsecd. Note, Series 144A, 9.875%, 2/15/2024	52,500
150,000		Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	129,000
		TOTAL	1,885,031
		Packaging—6.2%
475,000		ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	508,203
300,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	311,625
750,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	789,375
1,350,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	1,481,625
150,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	166,125
850,000		Berry Plastics Corp., 5.125%, 7/15/2023	888,250
750,000		Berry Plastics Corp., 5.50%, 5/15/2022	781,875
150,000		Berry Plastics Corp., Term Loan—2nd Lien, 6.00%, 10/15/2022	160,500
675,000	[1,2]	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	691,031
1,425,000	[1,2]	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	1,449,937
1,175,000	[1,2]	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	1,224,203
1,125,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	1,186,875
750,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	802,500
475,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	534,078
850,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	870,901
625,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	671,619
300,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	337,500
525,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	565,688
375,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	404,063
1,250,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	1,312,500
		TOTAL	15,138,473
		Paper—0.4%
250,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	247,500
825,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	820,875
		TOTAL	1,068,375
Semi-Annual Shareholder Report
9

Principal Amount			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—3.7%
$325,000	[1,2]	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	$335,156
875,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	739,812
600,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2025	492,000
1,825,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	1,927,656
1,225,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,050,437
675,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	594,000
225,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	206,438
300,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	272,250
375,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	364,688
425,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	362,840
1,425,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	1,211,250
175,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	165,375
100,000	[1,2]	Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, Series 144A, 6.50%, 3/15/2022	105,125
275,000	[1,2]	Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, Series 144A, 7.00%, 3/15/2024	289,781
1,150,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	991,875
		TOTAL	9,108,683
		Refining—0.8%
975,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	987,188
850,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	903,125
		TOTAL	1,890,313
		Restaurants—1.0%
1,375,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	1,428,281
125,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—1st Lien, Series 144A, 4.25%, 5/15/2024	124,524
150,000	[1,2]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	153,563
250,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	261,250
500,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	527,500
		TOTAL	2,495,118
		Retailers—1.4%
1,250,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	1,115,625
350,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	357,000
275,000	[1,2]	PetSmart, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 6/1/2025	254,678
925,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	913,437
625,000		Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	642,969
100,000		Sally Holdings LLC/Sally Capital, Inc., Sr. Note, 5.75%, 6/1/2022	102,875
		TOTAL	3,386,584
		Supermarkets—0.5%
550,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2025	512,875
625,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	621,875
		TOTAL	1,134,750
		Technology—10.5%
1,150,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	1,196,368
50,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	52,125
1,025,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,113,724
825,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	884,812
175,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	183,750
800,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	879,826
1,050,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	1,097,250
100,000	[1,2]	First Data Corp., Series 144A, 5.00%, 1/15/2024	103,218
550,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	576,125
1,850,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	1,928,625
Semi-Annual Shareholder Report
10

Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$600,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	$642,000
250,000	[1,2]	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	263,228
1,175,000	[1,2]	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	1,254,312
1,400,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	1,449,000
1,300,000		Infor US, Inc., 6.50%, 5/15/2022	1,352,000
1,050,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	1,073,961
825,000	[1,2]	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	860,062
525,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	571,263
125,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	130,000
250,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	260,875
157,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	180,158
575,000		NCR Corp., 6.375%, 12/15/2023	618,125
475,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	486,875
175,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	182,656
375,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	382,031
250,000		Nuance Communications, Inc., Sr. Unsecd. Note, 6.00%, 7/1/2024	267,500
825,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	884,812
150,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	162,750
350,000		Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	399,000
850,000	[1,2]	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	867,000
450,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	481,595
600,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	628,500
450,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	484,312
225,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	246,375
1,125,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	1,297,969
375,000	[1,2]	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	393,398
550,000	[1,2]	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	563,750
350,000	[1,2]	Verisign, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2027	355,688
950,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	1,011,156
		TOTAL	25,766,174
		Transportation Services—1.1%
200,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	199,500
200,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	189,000
875,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	877,188
1,250,000		HDTFS, Inc., 6.25%, 10/15/2022	1,096,875
125,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	103,125
350,000	[1,2]	Hertz Corp., Term Loan—2nd Lien, Series 144A, 7.625%, 6/1/2022	350,035
		TOTAL	2,815,723
		Utility - Electric—2.2%
1,450,000		Calpine Corp., 5.75%, 1/15/2025	1,366,625
800,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2021	857,000
650,000		NRG Energy, Inc., 6.25%, 5/1/2024	659,750
525,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	528,281
175,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	180,688
375,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	390,000
104,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	107,900
975,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2023	1,018,875
200,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	213,500
		TOTAL	5,322,619
Semi-Annual Shareholder Report
11

Principal Amount			Value
		CORPORATE BONDS—continued
		Wireless Communications—4.6%
$225,000	[1,2]	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	$239,063
875,000	[1,2]	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	965,781
725,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	680,521
225,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	237,024
825,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	882,750
1,725,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	1,878,094
350,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	389,924
875,000		Sprint Corp., 7.125%, 6/15/2024	975,625
1,350,000		Sprint Corp., 7.875%, 9/15/2023	1,555,875
475,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	548,031
900,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	956,250
375,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	397,762
275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	291,756
225,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	243,844
550,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	592,625
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	359,531
		TOTAL	11,194,456
		TOTAL CORPORATE BONDS (IDENTIFIED COST $231,391,428)	236,691,736
		REPURCHASE AGREEMENT—2.3%
5,529,000		Interest in $1,185,000,000 joint repurchase agreement 1.10%, dated 6/30/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,185,108,625 on 7/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,220,661,884. (IDENTIFIED COST $5,529,000)	5,529,000
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $236,920,428)[7]	242,220,736
		OTHER ASSETS AND LIABILITIES - NET—1.1%[8]	2,881,066
		TOTAL NET ASSETS—100%	$245,101,802
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2017, these restricted securities amounted to $142,054,888, which represented 58.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2017, these liquid restricted securities amounted to $142,054,888, which represented 58.0% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	The cost of investments for federal tax purposes amounts to $237,164,636.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
12

The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$236,691,736	$0	$236,691,736
Repurchase Agreement	—	5,529,000	—	5,529,000
TOTAL SECURITIES	$—	$242,220,736	$0	$242,220,736
The following acronym is used throughout this portfolio:
MTN—Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2017	Year Ended December 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$6.84	$6.36	$6.91	$7.15	$7.17	$6.76
Income From Investment Operations:
Net investment income[1]	0.18	0.37	0.37	0.39	0.44	0.49
Net realized and unrealized gain (loss) on investments	0.15	0.53	(0.53)	(0.20)	0.04	0.46
TOTAL FROM INVESTMENT OPERATIONS	0.33	0.90	(0.16)	0.19	0.48	0.95
Less Distributions:
Distributions from net investment income	(0.47)	(0.42)	(0.39)	(0.43)	(0.50)	(0.54)
Net Asset Value, End of Period	$6.70	$6.84	$6.36	$6.91	$7.15	$7.17
Total Return[2]	5.06%	14.82%	(2.57)%	2.69%	6.99%	14.70%
Ratios to Average Net Assets:
Net expenses	0.79%[3]	0.72%	0.77%	0.77%	0.79%	0.77%
Net investment income	5.39%[3]	5.74%	5.59%	5.60%	6.21%	7.14%
Expense waiver/reimbursement[4]	0.01%[3]	0.06%	—%	—%	—%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$191,211	$190,070	$267,448	$287,649	$246,994	$205,500
Portfolio turnover	18%	26%	33%	33%	32%	33%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2017	Year Ended December 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$6.81	$6.33	$6.87	$7.11	$7.13	$6.73
Income From Investment Operations:
Net investment income[1]	0.17	0.35	0.35	0.38	0.42	0.47
Net realized and unrealized gain (loss) on investments	0.15	0.53	(0.52)	(0.21)	0.04	0.45
TOTAL FROM INVESTMENT OPERATIONS	0.32	0.88	(0.17)	0.17	0.46	0.92
Less Distributions:
Distributions from net investment income	(0.46)	(0.40)	(0.37)	(0.41)	(0.48)	(0.52)
Net Asset Value, End of Period	$6.67	$6.81	$6.33	$6.87	$7.11	$7.13
Total Return[2]	4.83%	14.53%	(2.72)%	2.42%	6.73%	14.31%
Ratios to Average Net Assets:
Net expenses	1.04%[3]	0.96%	1.01%	1.02%	1.04%	1.02%
Net investment income	5.14%[3]	5.48%	5.29%	5.35%	5.97%	6.88%
Expense waiver/reimbursement[4]	0.01%[3]	0.08%	—%	—%	—%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$53,891	$49,183	$44,179	$57,999	$64,085	$76,202
Portfolio turnover	18%	26%	33%	33%	32%	33%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities
June 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including (identified cost $236,920,428)		$242,220,736
Income receivable		3,802,919
Receivable for investments sold		740,843
Receivable for shares sold		34,891
TOTAL ASSETS		246,799,389
Liabilities:
Payable for investments purchased	$1,576,875
Payable for shares redeemed	23,212
Bank overdraft	1,644
Payable to adviser (Note 5)	4,027
Payable for administrative fees (Note 5)	529
Payable for distribution services fee (Note 5)	11,006
Accrued expenses (Note 5)	80,294
TOTAL LIABILITIES		1,697,587
Net assets for 36,630,597 shares outstanding		$245,101,802
Net Assets Consist of:
Paid-in capital		$264,046,334
Net unrealized appreciation of investments		5,300,308
Accumulated net realized loss on investments		(30,692,886)
Undistributed net investment income		6,448,046
TOTAL NET ASSETS		$245,101,802
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($191,210,894÷ 28,552,845 shares outstanding), no par value, unlimited shares authorized		$6.70
Service Shares:
Net asset value per share ($53,890,908÷ 8,077,752 shares outstanding), no par value, unlimited shares authorized		$6.67
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Operations
Six Months Ended June 30, 2017 (unaudited)
Investment Income:
Interest		$7,473,595
Expenses:
Investment adviser fee (Note 5)	$725,533
Administrative fee (Note 5)	95,030
Custodian fees	7,976
Transfer agent fee	11,452
Directors'/Trustees' fees (Note 5)	1,568
Auditing fees	15,740
Legal fees	3,324
Portfolio accounting fees	61,780
Distribution services fee (Note 5)	64,176
Printing and postage	26,938
Miscellaneous (Note 5)	11,912
TOTAL EXPENSES	1,025,429
Reimbursement of other operating expenses (Note 2)	(8,594)
Net expenses		1,016,835
Net investment income		6,456,760
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		653,932
Net change in unrealized appreciation of investments		4,576,667
Net realized and unrealized gain on investments		5,230,599
Change in net assets resulting from operations		$11,687,359
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2017	Year Ended 12/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,456,760	$15,607,561
Net realized gain (loss) on investments	653,932	(8,204,574)
Net change in unrealized appreciation/depreciation of investments	4,576,667	31,500,381
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,687,359	38,903,368
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(12,712,214)	(17,147,041)
Service Shares	(3,340,067)	(2,684,113)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,052,281)	(19,831,154)
Share Transactions:
Proceeds from sale of shares	31,904,415	49,995,887
Net asset value of shares issued to shareholders in payment of distributions declared	16,052,274	19,831,154
Cost of shares redeemed	(37,742,687)	(161,273,539)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,214,002	(91,446,498)
Change in net assets	5,849,080	(72,374,284)
Net Assets:
Beginning of period	239,252,722	311,627,006
End of period (including undistributed net investment income of $6,448,046 and $16,043,567, respectively)	$245,101,802	$239,252,722
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
June 30, 2017 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Service Shares may bear distribution services fees unique to that class. The detail of the total fund expense reimbursement of $8,594 is disclosed in this Note 2.
For the six months ended June 30, 2017, the portfolio accountant reimbursed $8,594 of their fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006	$737,477	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2017		Year Ended 12/31/2016
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	3,836,528	$26,160,533	5,623,772	$36,762,619
Shares issued to shareholders in payment of distributions declared	1,958,739	12,712,214	2,770,120	17,147,041
Shares redeemed	(5,015,088)	(34,287,633)	(22,695,504)	(146,842,193)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	780,179	$4,585,114	(14,301,612)	$(92,932,533)

	Six Months Ended 6/30/2017		Year Ended 12/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	852,648	$5,743,882	2,046,961	$13,233,268
Shares issued to shareholders in payment of distributions declared	516,238	3,340,060	435,026	2,684,113
Shares redeemed	(510,887)	(3,455,054)	(2,247,018)	(14,431,346)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	857,999	$5,628,888	234,969	$1,486,035
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,638,178	$10,214,002	(14,066,643)	$(91,446,498)
4. FEDERAL TAX INFORMATION
At June 30, 2017, the cost of investments for federal tax purposes was $237,164,636. The net unrealized appreciation of investments for federal tax purposes was $5,056,100. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,468,571 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,412,471.
At December 31, 2016, the Fund had a capital loss carryforward of $30,949,056 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$—	$12,251,083	$12,251,083
2017	$9,764,569	NA	$9,764,569
2018	$8,933,404	NA	$8,933,404
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
For the six months ended June 30, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the six months ended June 30, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$64,176
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2017, FSC did not retain any fees paid by the Fund.
Interfund Transactions
During the six months ended June 30, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $485,548 and $174,074, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2017, were as follows:
Purchases	$43,142,320
Sales	$42,592,854
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2017, the Fund had no outstanding loans. During the six months ended June 30, 2017, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2017, there were no outstanding loans. During the six months ended June 30, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,050.60	$4.02
Service Shares	$1,000	$1,048.30	$5.28
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.90	$3.96
Service Shares	$1,000	$1,019.60	$5.21
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.79%
Service Shares	1.04%
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Evaluation and Approval of Advisory Contract–May 2017
Federated High Income Bond Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales
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charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
27

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
28

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
29

Federated High Income Bond Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00433-02 (8/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2017
Share Class
Primary
Service

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2017 through June 30, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2017, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	28.2%
Information Technology	23.4%
Consumer Discretionary	9.9%
Industrials	8.2%
Financials	6.3%
Materials	4.9%
Real Estate	2.1%
Consumer Staples	1.3%
Energy	0.4%
Derivative Contracts[2,3]	0.0%
Securities Lending Collateral[4]	1.2%
Cash Equivalents[5]	14.3%
Other Assets and Liabilities—Net[6]	(0.2)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2017 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—84.7%
		Consumer Discretionary—9.9%
1,425	[1]	Amazon.com, Inc.	$$1,379,400
8,200		Ctrip.com International Ltd., ADR	441,652
20,700	[1]	Dave & Buster's Entertainment, Inc.	1,376,757
5,663	[1]	Floor & Decor Holdings, Inc.	222,330
14,100		Hilton Worldwide Holdings, Inc.	872,085
6,180	[1]	JD.com, Inc., ADR	242,380
18,000		Las Vegas Sands Corp.	1,150,020
3,400	[1]	Mohawk Industries, Inc.	821,746
11,000		Moncler S.p.A	257,983
1,037,100		NagaCorp Limited	545,241
116,000		Samsonite International SA	484,388
12,430		Six Flags Entertainment Corp.	740,952
30,200		Starbucks Corp.	1,760,962
3,000		Vail Resorts, Inc.	608,490
7,336		Whirlpool Corp.	1,405,724
14,600	[1]	Wingstop, Inc.	451,140
16,000	[1]	Yoox Net-A-Porter Group	442,566
		TOTAL	13,203,816
		Consumer Staples—1.3%
11,200	[1]	Blue Buffalo Pet Products, Inc.	255,472
3,950		Constellation Brands, Inc., Class A	765,233
24,600	[1,2]	elf Beauty, Inc.	669,366
		TOTAL	1,690,071
		Energy—0.4%
15,700		US Silica Holdings, Inc.	557,193
		Financials—6.3%
4,100		Affiliated Managers Group	680,026
96,075	[1]	Allied Irish Banks PLC	542,344
12,000		American International Group, Inc.	750,240
6,300		BlackRock, Inc.	2,661,183
24,400		CIT Group Holdings, Inc.	1,188,280
43,900		Chimera Investment Corp.	817,857
152,600		FinecoBank Banca Fineco S.p.A	1,207,016
21,270	[1,3]	Hamilton Lane, Inc.	467,727
		TOTAL	8,314,673
		Health Care—28.2%
7,500		Agilent Technologies, Inc.	444,825
4,700	[1]	Align Technology, Inc.	705,564
9,800	[1]	Alkermes, Inc.	568,106
21,100	[1]	Amphastar Pharmaceuticals, Inc.	376,846
44,994	[1,3]	arGEN-x N.V.	931,039
9,450	[1]	Argenx SE, ADR	200,434
142,420	[1,4]	BioNano Genomics, Inc.	0
23,800	[1]	Boston Scientific Corp.	659,736
42,500	[1,3]	ContraFect Corp.	61,625
3,000		Cooper Cos., Inc.	718,260
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
313,978	[1,3]	Corcept Therapeutics, Inc.	$3,704,940
21,700		Danaher Corp.	1,831,263
4,400	[1]	Dexcom, Inc.	321,860
220,470	[1,3,4]	Dyax Corp.	524,719
56,654	[1,3]	Dynavax Technologies Corp.	546,711
6,300	[1]	Edwards Lifesciences Corp.	744,912
23,300	[1,2]	Egalet Corp.	55,221
5,500	[1]	GW Pharmaceuticals PLC, ADR	551,375
12,900	[1]	Galapagos NV	989,978
21,100	[1]	Galapagos NV, ADR	1,614,572
10,300	[1]	Genmab A/S	2,205,098
19,880	[1]	Glaukos Corp.	824,424
3,600	[1]	IDEXX Laboratories, Inc.	581,112
4,500	[1]	Insulet Corp.	230,895
22,500	[1]	Intersect ENT, Inc.	628,875
155,287	[1,2,3]	Minerva Neurosciences, Inc.	1,374,290
24,000	[1]	Nektar Therapeutics	469,200
5,900	[1]	Nevro Corp.	439,137
36,700	[1,3]	Otonomy, Inc.	691,795
10,000	[1]	Penumbra, Inc.	877,500
22,220	[1,2]	Poxel SA	164,016
249,743	[1,3]	Progenics Pharmaceuticals, Inc.	1,695,755
38,203	[1,2]	Protalix Biotherapeutics, Inc.	31,995
18,300	[1]	Repligen Corp.	758,352
18,800	[1]	SAGE Therapeutics, Inc.	1,497,232
83,400	[1,3]	SCYNEXIS, Inc.	149,286
17,600	[1]	Seres Therapeutics, Inc.	198,880
29,718	[1]	Spark Therapeutics, Inc.	1,775,353
59,406	[1,3]	SteadyMed Ltd.	383,593
28,534	[1,3,5]	SteadyMed Ltd.	179,764
2,945	[1,3]	SteadyMed Ltd.	9,218
4,300		Stryker Corp.	596,754
6,631	[1]	Tesaro, Inc.	927,412
8,500	[1]	Ultragenyx Pharmaceutical, Inc.	527,935
63,700	[1]	Veeva Systems, Inc.	3,905,447
27,150	[1]	Versartis, Inc.	473,767
23,800	[1,3]	Zogenix, Inc.	345,100
		TOTAL	37,494,171
		Industrials—8.2%
41,400		Air Lease Corp.	1,546,704
16,375	[1]	Dycom Industries, Inc.	1,465,890
5,750	[1]	Gardner Denver Holdings, Inc.	124,258
10,043		Heico Corp.	721,489
15,500		KAR Auction Services, Inc.	650,535
32,200	[1]	MRC Global, Inc.	531,944
5,033		REV Group, Inc.	139,313
3,600		Raytheon Co.	581,328
8,400		Roper Technologies, Inc.	1,944,852
10,400		Union Pacific Corp.	1,132,664
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
8,640	[1]	Verisk Analytics, Inc.	$728,957
3,600	[1]	WageWorks, Inc.	241,920
10,600	[1]	XPO Logistics, Inc.	685,078
25,000	[1,2]	ZTO Express (Cayman), Inc., ADR	349,000
		TOTAL	10,843,932
		Information Technology—23.4%
3,000	[1]	Adobe Systems, Inc.	424,320
94,100	[1]	Advanced Micro Devices, Inc.	1,174,368
10,225	[1]	Alibaba Group Holding Ltd., ADR	1,440,703
15,400		Amadeus IT Group S.A.	921,258
8,600		Broadcom Ltd.	2,004,230
4,600		Cognex Corp.	390,540
6,500	[1]	CoStar Group, Inc.	1,713,400
23,483	[1]	Coupa Software, Inc.	680,537
3,840	[1]	Delivery Hero GmbH	121,927
195,235	[1,5,6]	Evry AS	696,871
80,000	[1]	GDS Holdings Ltd., ADR	741,600
23,900	[1]	GoDaddy, Inc.	1,013,838
19,755	[1]	GrubHub, Inc.	861,318
39,000		Marvell Technology Group Ltd.	644,280
34,300	[1]	Microsemi Corp.	1,605,240
4,935	[1]	MindBody, Inc.	134,232
17,000		NIC, Inc.	322,150
14,100	[1]	Q2 Holdings, Inc.	520,995
35,550	[1]	RADWARE Ltd.	623,547
12,330	[1]	RealPage, Inc.	443,264
4,400	[1]	Red Hat, Inc.	421,300
16,914		STMicroelectronics N.V., ADR	243,223
12,700	[1]	Salesforce.com, Inc.	1,099,820
30,200	[1]	ServiceNow, Inc.	3,201,200
10,200	[1]	Shopify, Inc.	886,380
38,900	[1]	Splunk, Inc.	2,213,021
10,128	[1]	Tyler Technologies, Inc.	1,779,186
19,000	[1]	Vantiv, Inc.	1,203,460
29,000	[1]	Workday, Inc.	2,813,000
14,800	[1]	Zillow Group, Inc.	725,348
		TOTAL	31,064,556
		Materials—4.9%
6,940		Albemarle Corp.	732,448
7,700		Eagle Materials, Inc.	711,634
14,200	[1]	Ingevity Corp.	815,080
6,100		Martin Marietta Materials	1,357,738
5,800		Sherwin-Williams Co.	2,035,568
12,900		Westlake Chemical Corp.	854,109
		TOTAL	6,506,577
		Real Estate—2.1%
7,300	[1]	CBRE Group, Inc.	265,720
10,300		Crown Castle International Corp.	1,031,854
4,940		Lamar Advertising Co.	363,436
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
11,000		MGM Growth Properties LLC	$321,090
13,200		Ryman Hospitality Properties	844,932
		TOTAL	2,827,032
		TOTAL COMMON STOCKS (IDENTIFIED COST $71,909,484)	112,502,021
		CORPORATE BOND—0.0%
		Health Care—0.0%
$50,000		Protalix Biotherapeutics, Inc., Conv. Bond, 7.50%, 11/15/2021 (IDENTIFIED COST $64,634)	56,899
		WARRANTS—0.0%
		Health Care—0.0%
42,500	[1,3]	ContraFect Corp., Warrants	31,059
21,060	[1,3]	SCYNEXIS, Inc., Warrants	18,114
128,250	[1,3]	Zogenix, Inc., Warrants	13,556
		TOTAL WARRANTS (IDENTIFIED COST $425)	62,729
		REPURCHASE AGREEMENT—15.5%
$18,928,000		Interest in $1,185,000,000 joint repurchase agreement 1.10%, dated 6/30/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,185,108,625 on 7/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,220,661,884. (AT COST)	18,928,000
1,552,979		Interest in $1,185,000,000 joint repurchase agreement 1.10%, dated 6/30/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,185,108,625 on 7/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,220,661,884 (purchased with proceeds from securities lending collateral).	1,552,979
		TOTAL REPURCHASE AGREEMENTS (AT COST)	20,480,979
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $92,455,522)[7]	133,102,628
		OTHER ASSETS AND LIABILITIES-NET—(0.2)%[8]	(292,571)
		TOTAL NET ASSETS—100%	$132,810,057
At June 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 E-Mini Index Short Futures	8	$968,360	September 2017	4,474
At June 30, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation
Contracts Purchased:
7/3/2017	JPMorgan Chase	8,100 EUR	$9,242	$9
7/3/2017	JPMorgan Chase	122,196 EUR	$139,423	$143
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$152
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Affiliated companies.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report
5

5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2017, these restricted securities amounted to $876,635, which represented 0.7% of total net assets.
6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2017, these liquid restricted securities amounted to $696,871, which represented 0.5% of total net assets.
7	The cost of investments for federal tax purposes amounts to $92,457,388.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$91,343,520	$—	$524,719	$91,868,239
International	14,338,893	6,294,889	—	20,633,782
Debt Securities:
Corporate Bond	—	56,899	—	56,899
Warrants	—	62,729	—	62,729
Repurchase Agreements	—	20,480,979	—	20,480,979
TOTAL SECURITIES	$105,682,413	$26,895,496	$524,719	$133,102,628
Other Financial Instruments
Assets
Futures	4,474	—	—	4,474
Foreign Exchange Contracts	152	—	—	152
TOTAL OTHER FINANCIAL INSTRUMENTS	$4,626	$—	$—	$4,626
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
SA	—Support Agreement
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2017	Year Ended December 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$16.70	$17.42	$18.92	$19.22	$15.06	$12.84
Income From Investment Operations:
Net investment income (loss)	(0.06)[1]	(0.11)[1]	(0.15)[1]	(0.15)[1]	(0.12)[1]	(0.05)[1]
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	2.44	0.56	1.44	1.91	5.76	2.27
TOTAL FROM INVESTMENT OPERATIONS	2.38	0.45	1.29	1.76	5.64	2.22
Less Distributions:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(1.94)	(1.17)	(2.79)	(2.06)	(1.48)	—
Net Asset Value, End of Period	$17.14	$16.70	$17.42	$18.92	$19.22	$15.06
Total Return[2]	14.80%	3.66%	6.37%	9.71%	40.12%	17.29%
Ratios to Average Net Assets:
Net expenses	1.55%[3]	1.54%[4]	1.53%[4]	1.53%[4]	1.53%[4]	1.53%[4]
Net investment loss	(0.71)%[3]	(0.67)%	(0.84)%	(0.83)%	(0.75)%	(0.34)%
Expense waiver/reimbursement[5]	0.01%[3]	0.03%	0.00%[6]	0.09%	0.25%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,108	$42,122	$46,450	$49,425	$53,392	$43,192
Portfolio turnover	26%	59%	60%	51%	71%	65%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.54%, 1.53%, 1.53%, 1.53% and 1.53% for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2017	Year Ended December 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$16.04	$16.82	$18.39	$18.78	$14.79	$12.64
Income From Investment Operations:
Net investment income (loss)	(0.08)[1]	(0.14)[1]	(0.19)[1]	(0.19)[1]	(0.16)[1]	(0.09)[1]
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	2.34	0.53	1.41	1.86	5.63	2.24
TOTAL FROM INVESTMENT OPERATIONS	2.26	0.39	1.22	1.67	5.47	2.15
Less Distributions:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(1.94)	(1.17)	(2.79)	(2.06)	(1.48)	—
Net Asset Value, End of Period	$16.36	$16.04	$16.82	$18.39	$18.78	$14.79
Total Return[2]	14.66%	3.42%	6.15%	9.43%	39.67%	17.01%
Ratios to Average Net Assets:
Net expenses	1.80%[3]	1.79%[4]	1.78%[4]	1.78%[4]	1.78%[4]	1.78%[4]
Net investment income (loss)	(0.96)%[3]	(0.92)%	(1.07)%	(1.08)%	(1.00)%	(0.65)%
Expense waiver/reimbursement[5]	0.01%[3]	0.03%	0.00%[6]	0.09%	0.25%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$87,702	$78,870	$91,458	$69,369	$70,159	$51,992
Portfolio turnover	26%	59%	60%	51%	71%	65%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.79%, 1.78%, 1.78%, 1.78% and 1.78% for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
June 30, 2017 (unaudited)
Assets:
Investment in repurchase agreements	$20,480,979
Investment in securities	112,621,649
Total investment in securities, at value including $1,502,098 of securities loaned (Note 2) and $11,128,291 of investment in affiliated companies (Note 5) (identified cost $92,455,522)		$133,102,628
Cash		253
Cash denominated in foreign currencies (identified cost $8,506)		8,528
Restricted cash (Note 2)		33,600
Income receivable		80,374
Receivable for investments sold		1,574,917
Receivable for shares sold		70,701
Unrealized appreciation on foreign exchange contracts		152
Receivable for daily variation margin on futures contracts		1,233
TOTAL ASSETS		134,872,386
Liabilities:
Payable for investments purchased	$365,227
Payable for shares redeemed	64,912
Payable for collateral due to broker for securities lending	1,552,979
Payable to adviser (Note 5)	4,724
Payable for administrative fees (Note 5)	286
Payable for distribution services fee (Note 5)	18,132
Accrued expenses (Note 5)	56,069
TOTAL LIABILITIES		2,062,329
Net assets for 7,991,577 shares outstanding		$132,810,057
Net Assets Consist of:
Paid-in capital		$86,069,657
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		40,652,001
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		6,835,505
Accumulated net investment income (loss)		(747,106)
TOTAL NET ASSETS		$132,810,057
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($45,108,205 ÷ 2,631,133 shares outstanding), no par value, unlimited shares authorized		$17.14
Service Shares:
Net asset value per share ($87,701,852 ÷ 5,360,444 shares outstanding), no par value, unlimited shares authorized		$16.36
See Notes which are an integral part of the Financial Statements
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9

Statement of Operations
Six Months Ended June 30, 2017 (unaudited)
Investment Income:
Dividends (including $3,722 received from an affiliated company (Note 5) and net of foreign taxes withheld of $11,807)		$450,629
Interest (including $1,875 received from an affiliated company (Note 5) and income on securities loaned of $28,802)		82,927
TOTAL INCOME		533,556
Expenses:
Investment adviser fee (Note 5)	$827,549
Administrative fee (Note 5)	50,029
Custodian fees	16,481
Transfer agent fee	6,803
Directors'/Trustees' fees (Note 5)	1,076
Auditing fees	16,002
Legal fees	7,862
Portfolio accounting fees	31,205
Distribution services fee (Note 5)	104,294
Printing and postage	17,730
Miscellaneous (Note 5)	14,719
TOTAL EXPENSES	1,093,750
Waiver of investment adviser fee (Note 5)	(5,189)
Net expenses		1,088,561
Net investment income (loss)		(555,005)
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $(346,777) on sale of investments in affiliated companies (Note 5)) and foreign currency transactions		7,155,976
Net realized loss on futures contracts		(70,655)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		10,975,784
Net change in unrealized appreciation of futures contracts		(2,477)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions		18,058,628
Change in net assets resulting from operations		$17,503,623
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2017	Year Ended 12/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(555,005)	$(1,035,272)
Net realized gain on investments, futures contracts and foreign currency transactions	7,085,321	14,317,142
Net change in unrealized appreciation/depreciation of investments, futures contracts and foreign currency translation of assets and liabilities in foreign currency	10,973,307	(9,799,042)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,503,623	3,482,828
Distributions to Shareholders:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Primary Shares	(4,734,296)	(3,022,416)
Service Shares	(9,289,863)	(6,304,411)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,024,159)	(9,326,827)
Share Transactions:
Proceeds from sale of shares	9,587,555	16,376,937
Net asset value of shares issued to shareholders in payment of distributions declared	14,024,145	9,326,827
Cost of shares redeemed	(15,273,046)	(36,775,523)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,338,654	(11,071,759)
Change in net assets	11,818,118	(16,915,758)
Net Assets:
Beginning of period	120,991,939	137,907,697
End of period (including accumulated net investment income (loss) of $(747,106) and $(192,101), respectively)	$132,810,057	$120,991,939
See Notes which are an integral part of the Financial Statements
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11

Notes to Financial Statements
June 30, 2017 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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12

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes. The detail of the total fund expense waiver of $5,189 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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13

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency risk and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $907,780. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
At June 30, 2017, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to MNA which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2017, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$1,502,098	$1,552,979
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14

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
SteadyMed Ltd.	7/29/2016	$89,311	$179,764
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
	Receivable for daily variation margin on futures contracts	$4,474*
Equity contracts
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$152
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$4,626
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Exchange Contracts[1]	Total
Equity contracts	$(70,655)	$—	$(70,655)
Foreign exchange contracts	—	(2,301)	(2,301)
TOTAL	$(70,655)	$(2,301)	$(72,956)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Exchange Contracts[2]	Total
Equity contracts	$(2,477)	$—	$(2,477)
Foreign exchange contracts	—	82	82
TOTAL	$(2,477)	$82	$(2,395)
1	The net realized gain (loss) on Foreign Exchange Contracts is found within the net realized gain on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized appreciation/depreciation of Foreign Exchange Contracts is found within the net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
15

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2017		Year Ended 12/31/2016
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	104,673	$1,788,639	172,747	$2,727,161
Shares issued to shareholders in payment of distributions declared	289,029	4,734,294	209,164	3,022,416
Shares redeemed	(284,784)	(4,878,230)	(526,403)	(8,309,116)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	108,918	$1,644,703	(144,492)	$(2,559,539)

	Six Months Ended 6/30/2017		Year Ended 12/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	477,306	$7,798,916	894,648	$13,649,776
Shares issued to shareholders in payment of distributions declared	593,980	9,289,851	453,229	6,304,411
Shares redeemed	(628,800)	(10,394,816)	(1,868,028)	(28,466,407)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	442,486	$6,693,951	(520,151)	$(8,512,220)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	551,404	$8,338,654	(664,643)	$(11,071,759)
4. FEDERAL TAX INFORMATION
At June 30, 2017, the cost of investments for federal tax purposes was $92,457,388. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from (a) futures contracts; (b) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (c) outstanding foreign currency commitments was $40,645,240. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,904,730 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,259,490.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2017, the Adviser voluntarily waived $5,189 of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2017, the Sub-Adviser earned a fee of $678,590.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
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16

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$104,294
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2017, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2017, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.53% and 1.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $25,391 and $113,595, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions involving the affiliated companies during the six months ended June 30, 2017, were as follows:
	Balance of Shares Held 12/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2017	Value	Dividend/ Interest Income
arGEN-x	34,394	10,600	—	44,994	$931,039	$—
ContraFect Corp.	42,500	—	—	42,500	$61,625	$—
ContraFect Corp., Warrants	42,500	—	—	42,500	$31,059	$—
Corcept Therapeutics, Inc.	303,000	22,645	(11,667)	313,978	$3,704,940	$—
Dyax Corp.	220,470	—	—	220,470	$524,719	$—
Dynavax Technologies Corp.	56,654	—	—	56,654	$546,711	$—
*Egalet Corp.	48,600	—	(25,300)	23,300	$55,221	$—
Hamilton Lane, Inc.	—	21,270	—	21,270	467,727	$3,722
Minerva Neurosciences, Inc.	122,882	32,405	—	155,287	$1,374,290	$—
Otonomy, Inc.	60,800	—	(24,100)	36,700	$691,795	$—
Progenics Pharmaceuticals, Inc.	275,600	—	(25,857)	249,743	$1,695,755	$—
*Protalix Biotherapeutics, Inc.	38,203	—	—	38,203	$31,995	$—
*Protalix Biotherapeutics, Inc., Conv. Bond, 7.50%, 11/15/2021	50,000	—	—	50,000	$56,899	$1,875
Semi-Annual Shareholder Report
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	Balance of Shares Held 12/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2017	Value	Dividend/ Interest Income
SCYNEXIS, Inc.	66,360	17,040	—	83,400	$149,286	$—
SCYNEXIS, Inc., Warrants	21,060	—	—	21,060	$18,114	$—
SteadyMed Ltd.	27,200	32,206	—	59,406	$383,593	$—
SteadyMed Ltd.	28,534	—	—	28,534	$179,764	$—
SteadyMed Ltd.	2,945	—	—	2,945	$9,218	$—
**SteadyMed Ltd., Warrants	28,534	—	(28,534)	—	$—	$—
Zogenix, Inc.	31,400	—	(7,600)	23,800	$345,100	$—
Zogenix, Inc., Warrants	128,250	—	—	128,250	$13,556	$—
TOTAL OF AFFILIATED TRANSACTIONS	1,629,886	136,166	(123,058)	1,642,994	$11,272,406	$5,597
*	At June 30, 2017, the Fund no longer has ownership of at least 5% of the voting shares.
**	The security is no longer held on the Fund's portfolio of investments.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2017, were as follows:
Purchases	$29,104,022
Sales	$35,364,916
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. At June 30, 2017, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	83.4%
China	2.5%
Belgium	1.9%
Denmark	1.7%
Singapore	1.5%
Italy	1.4%
Other[1]	7.8%
1	Countries representing less than 1.0% have been aggregated under the designation “Other.”
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2017, the Fund had no outstanding loans. During the six months ended June 30, 2017, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2017, there were no outstanding loans. During the six months ended June 30, 2017, the program was not utilized.
10. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,148.00	$8.26
Service Shares	$1,000	$1,146.60	$9.58
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.10	$7.75
Service Shares	$1,000	$1,015.90	$9.00
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Primary Shares	1.55%
Service Shares	1.80%
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Evaluation and Approval of Advisory Contract–May 2017
Federated Kaufmann Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term at its May 2017 meetings. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and any subadviser and their advisory affiliates, for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of
Semi-Annual Shareholder Report
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funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year and five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
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Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Kaufmann Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
27619 (8/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2017
Share Class
Primary
Service

Federated Government Money Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2017 through June 30, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President
Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2017, the Fund's portfolio composition1 was follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	39.0%
U.S. Treasury Securities	6.7%
Repurchase Agreements	54.5%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100.0%
At June 30, 2017, the Fund's effective maturity schedule3 was follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	59.1%
8-30 Days	14.2%
31-90 Days	14.2%
91-180 Days	7.9%
181 Days or more	4.8%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
June 30, 2017 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—39.0%
$500,000	[1]	Federal Farm Credit System Discount Notes, 0.690%—1.190%, 10/4/2017 - 4/11/2018	$497,198
4,950,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.966%—1.273%, 7/1/2017 - 7/25/2017	4,951,551
2,101,000		Federal Farm Credit System Notes, 0.710%—4.670%, 9/6/2017 - 2/27/2018	2,123,624
1,500,000	[1]	Federal Home Loan Bank System Discount Notes, 0.980%, 10/30/2017	1,495,059
16,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.748%—1.225%, 7/1/2017 - 9/21/2017	16,250,143
3,785,000		Federal Home Loan Bank System Notes, 0.740%—3.125%, 8/28/2017 - 7/12/2018	3,785,448
2,500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.906%—1.239%, 7/25/2017 - 9/8/2017	2,500,000
4,575,000		Federal Home Loan Mortgage Corp. Notes, 0.750%—1.060%, 7/14/2017 - 6/22/2018	4,574,556
700,000	[2]	Federal National Mortgage Association Floating Rate Notes, 1.128%, 7/11/2017	700,000
1,000,000		Federal National Mortgage Association Notes, 0.875%, 12/20/2017	999,838
		TOTAL GOVERNMENT AGENCIES	37,877,417
		U.S. TREASURIES—6.7%
		U.S. Treasury Notes—6.7%
2,000,000		United States Treasury Notes, 0.625%—2.250%, 11/30/2017	2,004,710
1,200,000		United States Treasury Notes, 0.625%, 8/31/2017	1,199,899
500,000		United States Treasury Notes, 0.875%, 7/15/2017	500,032
250,000		United States Treasury Notes, 0.875%, 1/31/2018	250,011
1,000,000		United States Treasury Notes, 1.000%—2.750%, 12/31/2017	1,004,656
500,000		United States Treasury Notes, 1.875%, 10/31/2017	501,757
1,000,000		United States Treasury Notes, 4.750%, 8/15/2017	1,005,051
		TOTAL U.S. TREASURIES	6,466,116
		REPURCHASE AGREEMENTS—54.5%
10,000,000		Interest in $250,000,000 joint repurchase agreement 1.10%, dated 6/30/2017 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,022,917 on 7/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2047 and the market value of those underlying securities was $255,647,488.	10,000,000
15,000,000		Interest in $800,000,000 joint repurchase agreement 1.12%, dated 6/30/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $800,074,667 on 7/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/15/2057 and the market value of those underlying securities was $818,543,975.	15,000,000
15,000,000		Interest in $450,000,000 joint repurchase agreement 1.11%, dated 6/30/2017 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,041,625 on 7/3/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 9/16/2055 and the market value of those underlying securities was $463,114,909.	15,000,000
13,000,000		Interest in $750,000,000 joint repurchase agreement 1.07%, dated 6/30/2017 under which MUFG Securities Americas, Inc. will repurchase securities provided as collateral for $750,066,875 on 7/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2067 and the market value of those underlying securities was $772,455,764.	13,000,000
		TOTAL REPURCHASE AGREEMENTS	53,000,000
		TOTAL INVESTMENTS—100.2% (AT AMORTIZED COST)[3]	97,343,533
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(191,044)
		TOTAL NET ASSETS—100%	$97,152,489
1	Discount rate(s) at time of purchase.
2	Floating rate notes with current rate(s) and next reset date(s) shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
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2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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3

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2017	Period Ended 12/31/2016[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[2]
Net realized gain on investments	0.001	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.19%	0.06%
Ratios to Average Net Assets:
Net expense	0.38%[4]	—%
Net investment income	0.14%[4]	0.02%[4]
Expense waiver/reimbursement	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]	$0[5]
1	Reflects operations for the period from April 29, 2016 (date of initial investment) to December 31, 2016.
2	Represents less than $0.001.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2017	Year Ended December 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	—	—	—	—
Net realized gain (loss) on investments	0.001	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	—	—	—	—
Distributions from net realized gain on investments	—	—	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.07%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratios to Average Net Assets:
Net expenses	0.63%[3]	0.49%	0.34%	0.26%	0.27%	0.40%
Net investment income	0.13%[3]	0.00%[4]	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	0.07%[3]	0.19%	0.40%	0.42%	0.41%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$97,152	$112,214	$139,170	$132,678	$154,973	$174,541
1	Represents less than $0.001.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	Represents less than 0.01%.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Statement of Assets and Liabilities
June 30, 2017 (unaudited)
Assets:
Investment in repurchase agreements	$53,000,000
Investment in securities	44,343,533
Total investment in securities, at amortized cost and fair value		$97,343,533
Cash		857,331
Income receivable		91,663
Receivable for shares sold		248,181
TOTAL ASSETS		98,540,708
Liabilities:
Payable for investments purchased	$1,000,000
Payable for shares redeemed	345,763
Payable to adviser (Note 4)	319
Payable for administrative fee (Note 4)	210
Payable for other service fees (Notes 2 and 4)	20,794
Accrued expenses (Note 4)	21,133
TOTAL LIABILITIES		1,388,219
Net assets for 97,153,864 shares outstanding		$97,152,489
Net Assets Consist of:
Paid-in capital		$97,153,413
Accumulated net realized loss on investments		(942)
Undistributed net investment income		18
TOTAL NET ASSETS		$97,152,489
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$97,152,389 ÷ 97,153,764 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Operations
Six Months Ended June 30, 2017 (unaudited)
Investment Income:
Interest			$392,608
Expenses:
Investment adviser fee (Note 4)		$102,409
Administrative fee (Note 4)		40,236
Custodian fees		4,950
Transfer agent fee		2,573
Directors'/Trustees' fees (Note 4)		1,024
Auditing fees		11,618
Legal fees		3,500
Portfolio accounting fees		38,366
Other service fees (Notes 2 and 4)		126,748
Printing and postage		23,497
Miscellaneous (Note 4)		2,567
TOTAL EXPENSES		357,488
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(33,652)
Reimbursement of other operating expenses (Notes 2 and 4)	(144)
TOTAL WAIVER AND REIMBURSEMENT		(33,796)
Net expenses			323,692
Net investment income			68,916
Net realized gain on investments			7
Change in net assets resulting from operations			$68,923
See Notes which are an integral part of the Financial Statements
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7

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2017	Year Ended 12/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$68,916	$105
Net realized gain (loss) on investments	7	(949)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	68,923	(844)
Distributions to Shareholders:
Distributions from net investment income
Service Shares	(68,907)	(96)
Primary Shares	(0)[1]	(0)[1]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(68,907)	(96)
Share Transactions:
Proceeds from sale of shares	15,217,355	65,231,701
Net asset value of shares issued to shareholders in payment of distributions declared	68,907	96
Cost of shares redeemed	(30,347,895)	(92,186,339)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(15,061,633)	(26,954,542)
Change in net assets	(15,061,617)	(26,955,482)
Net Assets:
Beginning of period	112,214,106	139,169,588
End of period (including undistributed net investment income of $18 and $9, respectively)	$97,152,489	$112,214,106
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Notes to Financial Statements
June 30, 2017 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Government Money Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transacts at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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9

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waiver and reimbursement of $33,796 is disclosed in various locations in this Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to unaffiliated financial intermediaries for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended June 30, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Service Shares	$126,748	$(144)
For the six months ended June 30, 2017, the Fund's Primary Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2017		Period Ended 12/31/2016[1]
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	100	$100
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	—	$—	100	$100

	Six Months Ended 6/30/2017		Year Ended 12/31/2016
Service Shares:[2]	Shares	Amount	Shares	Amount
Shares sold	15,217,355	$15,217,355	65,231,601	$65,231,601
Shares issued to shareholders in payment of distributions declared	68,907	68,907	96	96
Shares redeemed	(30,347,895)	(30,347,895)	(92,186,339)	(92,186,339)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(15,061,633)	$(15,061,633)	(26,954,642)	$(26,954,642)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(15,061,633)	$(15,061,633)	(26,954,542)	$(26,954,542)
1	Reflects operations for the period from April 29, 2016 (date of initial investment) to December 31, 2016.
2	Effective April 29, 2016, the Fund's original shares were redesignated as Service Shares.
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10

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2017, the Adviser voluntarily waived $33,652 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2017, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended June 30, 2017, the Adviser reimbursed $144 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.38% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating
Semi-Annual Shareholder Report
11

rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2017, the Fund had no outstanding loans. During the six months ended June 30, 2017, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2017, there were no outstanding loans. During the six months ended June 30, 2017, the program was not utilized.
7. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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12

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,001.90	$1.90
Service Shares	$1,000	$1,000.70	$3.13
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,022.90	$1.92
Service Shares	$1,000	$1,021.70	$3.16
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.38%
Service Shares	0.63%
Semi-Annual Shareholder Report
13

Evaluation and Approval of Advisory Contract–May 2017
Federated Government Money Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges;
Semi-Annual Shareholder Report
14

compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Semi-Annual Shareholder Report
15

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
16

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
17

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
18

Federated Government Money Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916751
CUSIP 313916504
G00433-05 (8/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2017
Share Class
Primary
Service

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2017 through June 30, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	96.6%
Foreign Government Debt Securities	0.6%
Municipal Bond	0.2%
Collateralized Mortgage Obligation	0.1%
Mortgage-Backed Securities[2]	0.1%
Derivative Contracts[3,4]	(0.0)%
Cash Equivalents[5]	1.4%
Other Assets and Liabilities—Net[6]	1.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government-Sponsored Enterprises.
3	Represents less than 0.1%.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2017 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—96.6%
		Basic Industry - Chemicals—1.1%
$640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	$664,394
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	855,486
790,000		RPM International, Inc., 6.50%, 2/15/2018	813,034
114,000		Rohm & Haas Co., 6.00%, 9/15/2017	114,995
		TOTAL	2,447,909
		Basic Industry - Metals & Mining—2.2%
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	234,394
650,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	679,399
520,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	546,572
470,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	486,213
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,268,977
320,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	326,075
1,080,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,186,264
		TOTAL	4,727,894
		Basic Industry - Paper—0.1%
75,000		Westvaco Corp., 7.65%, 3/15/2020	77,001
100,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	101,891
		TOTAL	178,892
		Capital Goods - Aerospace & Defense—2.0%
600,000	[1,2]	Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.15%, 4/10/2027	605,875
270,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	273,878
280,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	291,869
1,019,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	1,103,067
270,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.50%, 11/23/2020	273,899
260,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	269,922
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	327,813
910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 2.9167%, 2/15/2042	787,150
295,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	313,725
		TOTAL	4,247,198
		Capital Goods - Building Materials—0.3%
300,000		Masco Corp., Sr. Unsecd. Note, 3.50%, 11/15/2027	298,055
80,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	90,086
275,000		Masco Corp., Unsecd. Note, 4.45%, 4/1/2025	295,103
		TOTAL	683,244
		Capital Goods - Construction Machinery—0.3%
510,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	560,180
		Capital Goods - Diversified Manufacturing—2.6%
430,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 4.625%, 1/7/2021	466,868
600,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	663,809
800,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	798,569
300,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	299,937
650,000	[1,2]	Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.25%, 3/1/2027	658,042
625,000		Roper Technologies, Inc., 2.05%, 10/1/2018	626,431
600,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	614,532
210,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.80%, 12/15/2026	216,205
195,000		Valmont Industries, Inc., 5.25%, 10/1/2054	188,719
341,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	376,915
Semi-Annual Shareholder Report
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$400,000	[1,2]	Wabtec Corp., Sr. Unsecd. Note, Series 144A, 3.45%, 11/15/2026	$395,218
190,000		Xylem, Inc., Sr. Unsecd. Note, 3.25%, 11/1/2026	189,599
		TOTAL	5,494,844
		Communications - Cable & Satellite—2.3%
940,000		CCO Safari II LLC, 3.579%, 7/23/2020	971,981
567,000		CCO Safari II LLC, 4.464%, 7/23/2022	604,716
600,000		Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	583,700
480,000		Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	485,000
415,000	[1,2]	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	408,349
1,290,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,405,240
400,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	503,837
		TOTAL	4,962,823
		Communications - Media & Entertainment—2.1%
300,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	308,668
750,000		CBS Corp., 3.70%, 8/15/2024	770,827
500,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	535,233
150,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	159,287
420,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	406,644
79,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	79,113
595,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	621,651
500,000		S&P Global, Inc., Sr. Unsecd. Note, 3.30%, 8/14/2020	512,928
50,000		Viacom, Inc., Sr. Unsecd. Note, 2.25%, 2/4/2022	48,599
900,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	963,283
		TOTAL	4,406,233
		Communications - Telecom Wireless—0.8%
500,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	553,291
510,000		Crown Castle International Corp., Sr. Secd. Note, 3.40%, 2/15/2021	524,126
360,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	354,593
300,000		TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	283,370
		TOTAL	1,715,380
		Communications - Telecom Wirelines—2.6%
700,000		AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	703,937
450,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	443,187
1,090,000		AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	1,180,113
500,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	533,750
450,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	495,030
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	329,703
350,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	313,199
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	632,512
735,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	817,410
		TOTAL	5,448,841
		Consumer Cyclical - Automotive—4.2%
500,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 3/13/2018	500,401
600,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 2/14/2020	601,502
700,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.30%, 1/6/2020	702,447
500,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	506,731
650,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.021%, 5/3/2019	649,307
600,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	604,356
1,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	1,020,103
670,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	673,669
Semi-Annual Shareholder Report
3

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$550,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	$551,739
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.20%, 7/6/2021	506,036
900,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	907,665
750,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.25%, 1/13/2020	752,063
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,011,819
		TOTAL	8,987,838
		Consumer Cyclical - Leisure—0.5%
1,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,076,762
		Consumer Cyclical - Lodging—0.2%
450,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	491,063
		Consumer Cyclical - Retailers—1.7%
610,000		AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	606,527
460,000		AutoZone, Inc., Sr. Unsecd. Note, 3.75%, 6/1/2027	461,985
300,000		CVS Health Corp., Sr. Unsecd. Note, 1.90%, 7/20/2018	300,860
600,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	611,243
595,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	619,743
500,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	468,058
110,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	110,966
450,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 1.125%, 4/11/2018	449,125
		TOTAL	3,628,507
		Consumer Cyclical - Services—1.3%
250,000		Boston University, Series MTNA, 7.625%, 7/15/2097	326,984
350,000		Expedia, Inc., 4.50%, 8/15/2024	368,895
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	382,720
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	453,150
1,000,000		Visa, Inc., Sr. Unsecd. Note, 2.80%, 12/14/2022	1,018,757
280,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	284,609
		TOTAL	2,835,115
		Consumer Non-Cyclical - Food/Beverage—6.7%
750,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	751,991
500,000		Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	507,082
1,100,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	1,135,434
500,000		Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.30%, 2/1/2023	515,437
210,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	201,547
500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	525,018
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	955,522
750,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.077%, 11/2/2021	740,586
340,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	329,325
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	373,604
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	516,130
660,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	706,737
270,000	[1,2]	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.50%, 1/29/2028	274,628
2,050,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	2,039,069
300,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 6/1/2026	287,588
600,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	615,701
540,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 2.10%, 7/15/2021	531,479
520,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	507,112
500,000		PepsiCo, Inc., 2.25%, 1/7/2019	504,971
750,000		PepsiCo, Inc., 2.75%, 3/5/2022	767,015
600,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.125%, 11/1/2020	621,709
Semi-Annual Shareholder Report
4

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$240,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	$241,723
60,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	61,651
500,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	542,623
		TOTAL	14,253,682
		Consumer Non-Cyclical - Health Care—2.5%
420,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	427,906
940,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	984,556
890,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	897,421
500,000		Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	501,183
740,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	753,369
220,000		C.R. Bard, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2026	221,150
670,000		Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.35%, 4/1/2027	683,947
340,000		Stryker Corp., Sr. Unsecd. Note, 2.00%, 3/8/2019	341,090
250,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	243,608
250,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	252,423
		TOTAL	5,306,653
		Consumer Non-Cyclical - Pharmaceuticals—3.1%
300,000		Abbott Laboratories, Sr. Unsecd. Note, 2.90%, 11/30/2021	303,160
800,000		Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	818,309
475,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	480,792
300,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	306,553
67,000		Actavis Funding SCS, Sr. Unsecd. Note, 4.75%, 3/15/2045	72,709
605,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	603,924
180,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	183,981
500,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	511,627
340,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	355,713
200,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	226,396
330,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	339,016
220,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2026	226,843
330,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 2.40%, 9/23/2021	326,444
640,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 3.20%, 9/23/2026	627,130
600,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	589,504
600,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	570,994
		TOTAL	6,543,095
		Consumer Non-Cyclical - Products—0.5%
250,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	256,138
750,000	[1,2]	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 2.375%, 6/24/2022	745,536
		TOTAL	1,001,674
		Consumer Non-Cyclical - Supermarkets—0.4%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	773,112
		Consumer Non-Cyclical - Tobacco—0.4%
290,000	[1,2]	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	301,514
360,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	453,751
		TOTAL	755,265
		Energy - Independent—1.0%
600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	587,048
232,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	235,604
420,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.95%, 1/15/2023	417,127
500,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	503,792
Semi-Annual Shareholder Report
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$475,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	$464,477
		TOTAL	2,208,048
		Energy - Integrated—2.2%
500,000		BP Capital Markets PLC, 1.375%, 5/10/2018	499,038
500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 2.315%, 2/13/2020	504,745
500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	530,980
530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	671,495
585,000		Husky Energy, Inc., 4.00%, 4/15/2024	594,094
800,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	840,200
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	177,695
525,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	518,801
325,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	321,103
		TOTAL	4,658,151
		Energy - Midstream—2.8%
350,000		Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	358,830
200,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	213,261
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	597,059
460,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	479,167
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.95%, 2/15/2027	207,148
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	303,267
1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,723,538
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	397,153
540,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	530,347
610,000		Williams Partners LP, 5.25%, 3/15/2020	656,843
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	397,470
		TOTAL	5,864,083
		Energy - Oil Field Services—0.5%
500,000	[1,2]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 1/15/2023	475,625
52,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	47,060
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	305,677
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	315,067
		TOTAL	1,143,429
		Energy - Refining—0.5%
215,000		Valero Energy Corp., 7.50%, 4/15/2032	276,557
635,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	783,530
		TOTAL	1,060,087
		Financial Institution - Banking—20.6%
600,000		American Express Credit Corp., Sr. Unsecd. Note, Series F, 2.60%, 9/14/2020	608,983
450,000		Associated Banc-Corp. Note, Sub., 4.25%, 1/15/2025	459,721
500,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	503,059
245,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 4/1/2022	248,757
1,000,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,012,507
500,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	504,390
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	484,268
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	2,183,986
700,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	710,041
600,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	599,606
700,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	707,146
300,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	300,878
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	561,945
Semi-Annual Shareholder Report
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$620,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	$621,047
340,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	341,973
500,000		Citigroup, Inc., 4.125%, 7/25/2028	508,744
1,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	1,088,649
480,000		Citigroup, Inc., Sr. Unsecd. Note, 3.40%, 5/1/2026	475,776
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.70%, 1/12/2026	506,663
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	161,445
1,160,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,210,748
480,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	522,318
300,000		Comerica, Inc., 3.80%, 7/22/2026	303,980
400,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	403,324
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	498,933
445,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	455,360
630,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	622,984
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.60%, 12/27/2020	1,005,860
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.00%, 4/26/2022	504,894
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	995,983
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	517,779
500,000		HSBC Bank USA, N.A., Sub., Series BKNT, 4.875%, 8/24/2020	537,952
1,341,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.75%, 8/7/2020	1,363,416
1,130,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.30%, 1/14/2022	1,114,095
500,000		Huntington National Bank, Sr. Unsecd. Note, 2.375%, 3/10/2020	502,056
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.25%, 1/23/2020	501,698
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	251,970
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	511,976
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,083,407
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,015,959
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,032,796
260,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.00%, 2/10/2025	255,917
410,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	411,812
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	252,511
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.8417%, 12/1/2021	2,412,550
750,000		Morgan Stanley, Sec. Fac. Bond, 2.75%, 5/19/2022	750,262
500,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	503,796
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,073,676
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	546,250
250,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	272,358
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	1,045,184
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	910,620
250,000		State Street Corp., Sr. Unsecd. Note, 2.653%, 5/15/2023	250,901
700,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	720,626
200,000		SunTrust Bank, Sub. Note, 3.30%, 5/15/2026	195,865
530,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	535,216
250,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	252,725
500,000		Wells Fargo & Co., Series MTN, 3.50%, 3/8/2022	519,709
620,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.00%, 10/23/2026	604,522
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	1,520,896
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,251,731
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,989,271
		TOTAL	43,823,470
Semi-Annual Shareholder Report
7

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—2.0%
$170,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	$187,285
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	382,232
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	374,468
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	228,368
590,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	643,185
400,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	454,058
193,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	219,938
240,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	271,350
390,000		Stifel Financial Corp., 4.25%, 7/18/2024	397,684
190,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	194,028
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	517,919
450,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	456,708
		TOTAL	4,327,223
		Financial Institution - Finance Companies—3.0%
150,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.50%, 5/26/2022	154,089
710,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	739,919
463,000		Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	523,461
500,000		Discover Financial Services, Sr. Unsecd. Note, 4.10%, 2/9/2027	501,880
1,966,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	1,982,501
1,300,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,466,100
960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,043,433
		TOTAL	6,411,383
		Financial Institution - Insurance - Health—0.3%
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	255,653
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	427,050
		TOTAL	682,703
		Financial Institution - Insurance - Life—2.1%
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	845,929
500,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	562,427
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	308,909
172,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	282,649
800,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	870,417
500,000	[1,2]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.00%, 4/9/2020	500,098
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	465,343
235,000	[1,2]	Principal Life Global Funding II, Series 144A, 2.20%, 4/8/2020	234,414
400,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	439,364
		TOTAL	4,509,550
		Financial Institution - Insurance - P&C—1.4%
200,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	201,622
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	749,351
250,000		Chubb INA Holdings, Inc., 2.30%, 11/3/2020	251,522
300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	310,959
500,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/1/2044	539,265
600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,005,997
		TOTAL	3,058,716
		Financial Institution - REIT - Apartment—0.7%
395,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 5/15/2027	396,727
550,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	559,708
300,000		UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	320,799
Semi-Annual Shareholder Report
8

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Apartment—continued
$200,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.95%, 9/1/2026	$189,367
		TOTAL	1,466,601
		Financial Institution - REIT - Healthcare—0.9%
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,054,141
500,000		Healthcare Trust of America, 3.70%, 4/15/2023	510,683
310,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	314,802
		TOTAL	1,879,626
		Financial Institution - REIT - Office—0.6%
500,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	503,696
450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	481,319
200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	214,555
		TOTAL	1,199,570
		Financial Institution - REIT - Other—0.7%
695,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	709,023
300,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	324,237
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	469,316
		TOTAL	1,502,576
		Financial Institution - REIT - Retail—1.1%
450,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	466,149
396,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.20%, 5/1/2021	402,385
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	102,049
921,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	983,236
300,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	328,523
		TOTAL	2,282,342
		Municipal Services—1.4%
877,595	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	988,506
1,745,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,958,204
		TOTAL	2,946,710
		Sovereign—0.5%
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	346,822
510,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	673,176
		TOTAL	1,019,998
		Technology—6.6%
500,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	511,589
650,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	647,039
400,000		Apple, Inc., Sr. Unsecd. Note, 3.20%, 5/13/2025	408,984
125,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	136,522
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	353,751
800,000		BMC Software, Inc., 7.25%, 6/1/2018	832,000
230,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.625%, 1/15/2024	235,565
580,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 1/15/2027	596,821
400,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	422,023
400,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.02%, 6/15/2026	441,397
345,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	342,918
915,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	951,838
305,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	319,964
130,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	138,318
300,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 2.85%, 10/5/2018	302,667
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	682,812
250,000		Intel Corp., Sr. Unsecd. Note, 2.45%, 7/29/2020	254,314
Semi-Annual Shareholder Report
9

Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$500,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	$525,500
460,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	483,627
1,500,000		Microsoft Corp., Sr. Unsecd. Note, 1.55%, 8/8/2021	1,468,364
750,000		Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	722,736
300,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	302,334
190,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	194,022
250,000		Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	255,833
750,000		Oracle Corp., Sr. Unsecd. Note, 3.40%, 7/8/2024	781,773
190,000		Qualcomm, Inc., Sr. Unsecd. Note, 2.10%, 5/20/2020	190,941
310,000		Qualcomm, Inc., Sr. Unsecd. Note, 2.60%, 1/30/2023	309,235
350,000		Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	364,758
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	205,713
670,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	697,948
		TOTAL	14,081,306
		Transportation - Airlines—0.1%
102,565		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	107,181
		Transportation - Railroads—1.0%
44,740		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	48,075
1,100,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,147,237
850,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	853,837
		TOTAL	2,049,149
		Transportation - Services—0.9%
280,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	319,494
500,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	512,662
125,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.25%, 9/1/2021	123,515
425,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	427,813
280,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.80%, 3/1/2022	281,247
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	154,924
		TOTAL	1,819,655
		Utility - Diversified—0.2%
500,000	[1,2]	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	496,845
		Utility - Electric—5.9%
310,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	322,422
420,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	425,303
880,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	896,907
500,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	513,834
1,016,296		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	407,788
210,000		Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 5/15/2021	206,898
250,000		Duke Energy Corp., Sr. Unsecd. Note, 1.80%, 9/1/2021	244,262
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,033,500
180,000		Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	180,423
470,000	[1,2]	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 2.875%, 5/25/2022	471,131
270,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 2.10%, 10/4/2021	264,690
240,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/4/2026	232,084
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	250,624
217,035	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	217,035
600,000		National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.40%, 4/25/2022	603,134
140,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.95%, 2/7/2024	141,412
900,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	906,655
366,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	370,869
Semi-Annual Shareholder Report
10

Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	$305,238
500,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.49%, 5/15/2027	504,517
500,000		Northeast Utilities, Sr. Unsecd. Note, 1.60%, 1/15/2018	499,295
590,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	625,354
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	446,652
250,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	244,595
530,000		Southern Co., Sr. Unsecd. Note, 1.85%, 7/1/2019	528,223
250,000		Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	245,062
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	244,589
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	851,634
450,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	464,855
		TOTAL	12,648,985
		Utility - Natural Gas—1.5%
250,000		Atmos Energy Corp., Sr. Unsecd. Note, 3.00%, 6/15/2027	248,684
1,000,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	1,044,187
1,100,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,099,800
600,000		Sempra Energy, Sr. Unsecd. Note, 1.625%, 10/7/2019	594,875
300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	308,776
		TOTAL	3,296,322
		Utility - Natural Gas Distributor—0.2%
450,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 2.45%, 10/1/2023	437,119
		TOTAL CORPORATE BONDS (IDENTIFIED COST $200,357,371)	205,507,032
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
963		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	1,150
		Federal National Mortgage Association—0.0%
37		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	40
		Government National Mortgage Association—0.1%
2,860		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	3,213
3,307		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	3,789
4,486		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	5,189
6,681		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	7,665
10,007		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	11,481
485		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	516
7,060		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	8,232
1,709		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	1,975
4,365		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	5,133
15,596		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	18,055
12,267		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	14,064
24,123		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	27,907
1,272		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	1,446
5,260		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	6,336
		TOTAL	115,001
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $100,577)	116,191
		MUNICIPAL BOND—0.2%
		Municipal Services—0.2%
410,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 1/1/2042 (IDENTIFIED COST $410,000)	349,599
Semi-Annual Shareholder Report
11

Principal Amount			Value
		FOREIGN GOVERNMENTS/AGENCIES—0.6%
		Sovereign—0.6%
$225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	$239,400
900,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	955,737
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,123,929)	1,195,137
		COLLATERALIZED MORTGAGE OBLIGATION—0.1%
		Commercial Mortgage—0.1%
211,537		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.4748%, 8/15/2039 (IDENTIFIED COST $209,890)	211,287
		REPURCHASE AGREEMENT—1.4%
3,001,000		Interest in $1,185,000,000 joint repurchase agreement 1.10%, dated 6/30/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,185,108,625 on 7/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,220,661,884. (AT COST)	3,001,000
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $205,202,767)[3]	210,380,246
		OTHER ASSETS AND LIABILITIES-NET—1.0%[4]	2,223,223
		TOTAL NET ASSETS—100%	$212,603,469
At June 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
5U.S. Treasury Note 10-Year Long Futures	95	$11,925,469	September 2017	$(22,362)
5U.S. Treasury Long Bond Short Futures	62	$9,528,625	September 2017	$(87,327)
5U.S. Treasury Ultra Bond Short Futures	23	$3,815,125	September 2017	$(71,567)
5U.S. Treasury Note 2-Year Short Futures	30	$6,483,281	September 2017	$9,307
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(171,949)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2017, these restricted securities amounted to $38,840,088, which represented 18.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2017, these liquid restricted securities amounted to $37,763,326, which represented 17.8% of total net assets.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
12

The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$205,507,032	$—	$205,507,032
Mortgage-Backed Securities	—	116,191	—	116,191
Municipal Bond	—	349,599	—	349,599
Foreign Governments/Agencies	—	1,195,137	—	1,195,137
Collateralized Mortgage Obligations	—	211,287	—	211,287
Repurchase Agreement	—	3,001,000	—	3,001,000
TOTAL SECURITIES	$—	$210,380,246	$—	$210,380,246
Other Financial Instruments*
Assets	$9,307	$—	$—	$9,307
Liabilities	(181,256)	—	—	(181,256)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(171,949)	$—	$—	$(171,949)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Note
GMTN	—Global Medium Term Note
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2017	Year Ended December 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.98	$10.97	$11.42	$11.43	$11.80	$11.21
Income From Investment Operations:
Net investment income[1]	0.16	0.34	0.37	0.40	0.41	0.44
Net realized and unrealized gain (loss) on investments and futures contracts	0.16	0.07	(0.39)	0.03	(0.29)	0.62
TOTAL FROM INVESTMENT OPERATIONS	0.32	0.41	(0.02)	0.43	0.12	1.06
Less Distributions:
Distributions from net investment income	(0.36)	(0.40)	(0.43)	(0.44)	(0.49)	(0.47)
Net Asset Value, End of Period	$10.94	$10.98	$10.97	$11.42	$11.43	$11.80
Total Return[2]	3.00%	3.82%	(0.24)%	3.79%	1.04%	9.72%
Ratios to Average Net Assets:
Net expenses	0.74%[3]	0.73%	0.73%	0.73%	0.73%	0.73%
Net investment income	2.90%[3]	3.10%	3.30%	3.53%	3.55%	3.86%
Expense waiver/reimbursement[4]	0.07%[3]	0.07%	0.05%	0.04%	0.06%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$189,554	$188,831	$198,990	$220,355	$230,647	$255,527
Portfolio turnover	16%	26%	17%	18%	23%	37%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2017	Year Ended December 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.94	$10.93	$11.37	$11.38	$11.75	$11.16
Income From Investment Operations:
Net investment income[1]	0.14	0.31	0.34	0.38	0.38	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.17	0.07	(0.38)	0.01	(0.29)	0.62
TOTAL FROM INVESTMENT OPERATIONS	0.31	0.38	(0.04)	0.39	0.09	1.03
Less Distributions:
Distributions from net investment income	(0.33)	(0.37)	(0.40)	(0.40)	(0.46)	(0.44)
Net Asset Value, End of Period	$10.92	$10.94	$10.93	$11.37	$11.38	$11.75
Total Return[2]	2.90%	3.53%	(0.44)%	3.51%	0.75%	9.45%
Ratios to Average Net Assets:
Net expenses	0.99%[3]	0.98%	0.98%	0.98%	0.98%	0.98%
Net investment income	2.65%[3]	2.86%	3.04%	3.29%	3.29%	3.62%
Expense waiver/reimbursement[4]	0.07%[3]	0.07%	0.05%	0.04%	0.06%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,049	$23,920	$27,977	$33,857	$38,536	$47,074
Portfolio turnover	16%	26%	17%	18%	23%	37%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities
June 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including (identified cost $205,202,767)		$210,380,246
Cash		853
Restricted cash (Note 2)		439,303
Income receivable		2,133,178
Receivable for shares sold		54,582
TOTAL ASSETS		213,008,162
Liabilities:
Payable for shares redeemed	$132,192
Payable for daily variation margin on futures contracts	171,477
Payable to adviser (Note 5)	3,096
Payable for administrative fees (Note 5)	460
Payable for auditing fees	12,417
Payable for portfolio accounting fees	66,582
Payable for distribution services fee (Note 5)	4,785
Accrued expenses (Note 5)	13,684
TOTAL LIABILITIES		404,693
Net assets for 19,438,519 shares outstanding		$212,603,469
Net Assets Consist of:
Paid-in capital		$205,344,058
Net unrealized appreciation of investments and futures contracts		5,005,530
Accumulated net realized loss on investments and futures contracts		(771,977)
Undistributed net investment income		3,025,858
TOTAL NET ASSETS		$212,603,469
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($189,554,278 ÷ 17,327,743 shares outstanding), no par value, unlimited shares authorized		$10.94
Service Shares:
Net asset value per share ($23,049,191 ÷ 2,110,776 shares outstanding), no par value, unlimited shares authorized		$10.92
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Operations
Six Months Ended June 30, 2017 (unaudited)
Investment Income:
Interest		$3,838,642
Expenses:
Investment adviser fee (Note 5)	$632,520
Administrative fee (Note 5)	82,846
Custodian fees	5,295
Transfer agent fee	10,480
Directors'/Trustees' fees (Note 5)	1,460
Auditing fees	12,417
Legal fees	3,409
Portfolio accounting fees	53,279
Distribution services fee (Note 5)	29,268
Printing and postage	42,258
Miscellaneous (Note 5)	12,141
TOTAL EXPENSES	885,373
Waiver of investment adviser fee (Note 5)	$(73,579)
Net expenses		811,794
Net investment income		3,026,848
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		570,355
Net realized loss on futures contracts		(56,520)
Net change in unrealized appreciation of investments		2,883,745
Net change in unrealized depreciation of futures contracts		(169,841)
Net realized and unrealized gain on investments and futures contracts		3,227,739
Change in net assets resulting from operations		$6,254,587
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2017	Year Ended 12/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,026,848	$6,854,788
Net realized gain on investments and futures contracts	513,835	754,359
Net change in unrealized appreciation/depreciation of investments and futures contracts	2,713,904	932,107
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,254,587	8,541,254
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(6,150,393)	(7,034,809)
Service Shares	(704,143)	(909,198)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,854,536)	(7,944,007)
Share Transactions:
Proceeds from sale of shares	7,328,096	15,156,631
Net asset value of shares issued to shareholders in payment of distributions declared	6,854,533	7,944,007
Cost of shares redeemed	(13,730,271)	(37,913,109)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	452,358	(14,812,471)
Change in net assets	(147,591)	(14,215,224)
Net Assets:
Beginning of period	212,751,060	226,966,284
End of period (including undistributed net investment income of $3,025,858 and $6,853,546, respectively)	$212,603,469	$212,751,060
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
June 30, 2017 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes. The detail of the total fund expense waiver of $73,579 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the six-month period was $17,330,359 and $21,038,728, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,076,762
Additional Disclosure Related to Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$171,949*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(56,520)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(169,841)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2017		Year Ended 12/31/2016
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	632,750	$6,923,552	1,301,003	$14,280,877
Shares issued to shareholders in payment of distributions declared	572,662	6,150,393	656,233	7,034,809
Shares redeemed	(1,076,009)	(11,785,040)	(2,901,973)	(31,983,988)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	129,403	1,288,905	(944,737)	(10,668,302)

	Six Months Ended 6/30/2017		Year Ended 12/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	37,371	$404,544	79,596	$875,754
Shares issued to shareholders in payment of distributions declared	65,623	704,140	84,892	909,198
Shares redeemed	(178,102)	(1,945,231)	(538,703)	(5,929,121)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(75,108)	$(836,547)	(374,215)	$(4,144,169)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	54,295	$452,358	(1,318,952)	$(14,812,471)
4. FEDERAL TAX INFORMATION
At June 30, 2017, the cost of investments for federal tax purposes was $205,202,767. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $5,177,479. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,551,436 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,373,957.
At December 31, 2016, the Fund had a capital loss carryforward of $1,287,691 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$1,287,691	NA	$1,287,691
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2017, the Adviser voluntarily waived $73,579 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$29,268
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2017, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.73% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2018 ; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2017, were as follows:
Purchases	$32,828,103
Sales	$33,491,029
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2017, the Fund had no outstanding loans. During the six months ended June 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2017, there were no outstanding loans. During the six months ended June 30, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,030.00	$3.72
Service Shares	$1,000	$1,029.00	$4.98
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.10	$3.71
Service Shares	$1,000	$1,019.90	$4.96
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.74%
Service Shares	0.99%
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Evaluation and Approval of Advisory Contract–May 2017
Federated Quality Bond Fund II (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales
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charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Semi-Annual Shareholder Report
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Quality Bond Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G02590-01 (8/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date August 15, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 15, 2017